Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [99.0%]
Alabama [0.9%]
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	$1,000	$1,120
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,826
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	2,764
Total Alabama		8,710
Alaska [0.3%]
Northern Tobacco Securitization, Ser A-CLASS, RB
Callable 06/01/31 @ 100
4.000%, 06/01/50	3,500	3,241
Arizona [1.9%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	293
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	229
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(B)	500	374
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	163
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	733
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,307

Description	Face Amount (000)	Value (000)
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	$600	$484
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,409
Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	253
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,158
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 02/05/24 @ 100
7.000%, 12/15/43	1,500	1,502
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,432
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	721
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	1,971
Total Arizona		18,029
Arkansas [0.5%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,750	4,714
California [8.2%]
California County, Tobacco Securitization Agency, RB
Callable 12/01/30 @ 100
4.000%, 06/01/49	1,000	958
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 01/22/24 @ 24
0.000%, 06/01/46(C)	10,000	2,386

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	$8,500	$5,446
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,775
California State, Infrastructure & Economic Development Bank, RB, AMT
Callable 03/01/24 @ 105
8.000%, 01/01/50(A)(B)	5,000	5,092
California State, Infrastructure & Economic Development Bank, RB, AMT
3.650%, 01/01/50(A)(B)	2,100	2,097
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,019
California State, Municipal Finance Authority, RB
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	907
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(B)	2,370	2,190
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(B)	875	865
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,122
California State, Municipal Finance Authority, Ser D, RB
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,120
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (D)	1,275	17
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,080
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	53

Description	Face Amount (000)	Value (000)
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	$1,120	$1,122
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,001
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	577
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,534
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	515
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	7,380	7,398
City & County of San Francisco California Community Facilities District No. 2016-1, Ser 2021, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/51	1,500	1,322
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,119
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, SPL Tax
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,301
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,629
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	6,430	4,209

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	$3,840	$2,775
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/31 @ 28
0.000%, 06/01/66(C)	38,000	4,471
Golden State, Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	4,010	3,709
Inland Empire, Tobacco Securitization Authority, RB
Callable 01/22/24 @ 45
0.000%, 06/01/36(C)	12,500	5,567
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	3,200	3,284
State of California, GO
Callable 09/01/26 @ 100
5.000%, 09/01/27	5,000	5,323
Total California		81,983
Colorado [11.0%]
9th Avenue Metropolitan District No. 2, GO
Callable 02/05/24 @ 103
5.000%, 12/01/48	1,000	917
Amber Creek, Metropolitan District, Ser A, GO
Callable 02/05/24 @ 102
5.125%, 12/01/47	1,041	909
Amber Creek, Metropolitan District, Ser A, GO
Callable 02/05/24 @ 102
5.000%, 12/01/37	684	627
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,713
Base Village Metropolitan District No. 2, Ser A, GO
Callable 02/05/24 @ 101
5.750%, 12/01/46	3,055	3,063
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	729	604
Broadway Station Metropolitan District No. 3, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,500	1,185

Description	Face Amount (000)	Value (000)
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 01/25/24 @ 103
5.375%, 12/01/48	$1,775	$1,710
Canyons Metropolitan District No. 5, Ser A, GO
Callable 02/05/24 @ 102
6.125%, 12/01/47	1,000	1,001
Canyons Metropolitan District No. 5, Ser A, GO
Callable 02/05/24 @ 102
6.000%, 12/01/37	2,000	2,000
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	458
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,251
City & County of Denver Colorado, RB, AMT
Callable 02/05/24 @ 100
5.000%, 10/01/32	2,000	2,000
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,830
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	1,415	1,391
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (E)	2,655	2,727
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (E)	1,515	1,554
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,914
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	947

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	$3,000	$1,932
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	5,145	3,147
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	4,097
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 02/05/24 @ 100
5.750%, 01/01/44	2,000	2,003
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,178
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,398	1,303
Denver, International Business Center Metropolitan District No. 1, Ser A, RB
Callable 06/01/24 @ 100
4.000%, 12/01/48	850	752
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,303
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	679
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 01/25/24 @ 103
5.250%, 12/01/48	5,700	5,441
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	595
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,034

Description	Face Amount (000)	Value (000)
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	$500	$454
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,057
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,193
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,658
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 02/05/24 @ 103
4.375%, 12/01/47	750	634
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 02/05/24 @ 103
4.125%, 12/01/40	575	503
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(B)	1,900	1,795
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(B)	645	619
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,421
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	877
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(F)	7,335	5,039
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	680
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,794
North Holly, Metropolitan District, Ser A, GO
Callable 01/25/24 @ 103
5.500%, 12/01/48	1,755	1,726
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	2,851

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	$3,725	$2,722
Regional Transportation District, RB
4.000%, 07/15/40	500	499
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,390
Southglenn, Metropolitan District, GO
Callable 02/05/24 @ 101
5.000%, 12/01/46	1,558	1,467
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	5,000	5,102
Trails at Crowfoot Metropolitan District No. 3, Ser ES-, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	2,070	1,999
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	3,886
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	945	837
Villas Metropolitan District, Ser A, GO
Callable 02/05/24 @ 103
5.125%, 12/01/48	1,233	1,169
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	545
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	100
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	343
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,046
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	229
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/41	980	913

Description	Face Amount (000)	Value (000)
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/51	$2,500	$2,212
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,257
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(E)	595	623
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,436
Total Colorado		109,341
Connecticut [0.1%]
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51(B)	1,280	1,043
Delaware [0.2%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,872
District of Columbia [1.0%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	5,144
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	4,965	4,685
Total District of Columbia		9,829
Florida [6.7%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	3,498
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,407
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,440
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,360
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,837

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	$1,915	$1,872
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	807
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(B)	500	410
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	771
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
0.000%, 10/01/49(C)	1,325	326
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,930
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	750	612
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	188
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	1,045	941
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,635
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51(B)	1,750	1,424
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	201
Florida State, Development Finance, RB, AMT
Callable 02/05/24 @ 104
8.000%, 07/01/57(A)(B)	3,000	3,062
Florida State, Development Finance, RB, AMT
Callable 02/05/24 @ 107
7.375%, 01/01/49(B)	5,000	5,029

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	$2,970	$2,994
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,327
Florida State, Development Finance, RB, AMT
Callable 02/05/24 @ 104
5.000%, 05/01/29(B)	3,500	3,351
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,949
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44(B)	3,000	3,004
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34(B)	2,110	2,117
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,833
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,041
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	518
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	2,500	2,511
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,609
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	682
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	645	566

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43	$2,275	$2,092
Village Community Development District No. 14, SAB
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,510	2,577
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,085	2,202
Total Florida		65,123
Georgia [0.8%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	4,000	4,025
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,954
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(E)	810	810
Total Georgia		7,789
Hawaii [0.1%]
Hawaii State, Department of Budget & Finance, Hawaiian Electric Project, RB, AMT
Callable 03/01/27 @ 100
4.000%, 03/01/37	2,000	1,358
Idaho [0.2%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,174
Illinois [12.0%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	600	593
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,036
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,250	5,694

Description	Face Amount (000)	Value (000)
Chicago, Midway International Airport, Ser A, RB, AMT
Callable 04/03/24 @ 100
5.000%, 01/01/41	$485	$487
Chicago, Midway International Airport, Ser B, RB
Callable 02/06/24 @ 100
5.000%, 01/01/35	2,000	2,003
Chicago, O'Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,492
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	9,449
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,448
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,832
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,556
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,510
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,935	2,020
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,026
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,028
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,015
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,330	4,330
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	230
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/44	2,175	2,213

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	$830	$790
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	363
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	314
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	296
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	188
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	4,046
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,594
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,570
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(B)	4,995	4,699
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,195	2,106
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,018
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,622
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
5.000%, 12/01/37	2,425	2,454
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,501
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	5,000	5,024
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,023

Description	Face Amount (000)	Value (000)
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	$5,000	$5,017
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,200	3,612
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,906
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	785	763
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	2,415	2,233
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/05/24 @ 100
5.350%, 03/01/31	75	51
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	2,024
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,308
Village of Gilberts, RB
Callable 01/22/24 @ 100
5.000%, 11/15/34	2,155	2,089
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,705	4,716
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	2,415	2,249
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	781
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38(F)	1,680	1,341
Total Illinois		116,660
Indiana [1.7%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,196

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Anderson Indiana, RB
5.000%, 01/01/25	$250	$247
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,911
Indiana State, Finance Authority, Ser A-, RB
4.250%, 11/01/30	2,500	2,532
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,561
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	654
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	2,875
Terre Haute, Westminster Village Project, RB
Callable 02/05/24 @ 100
6.000%, 08/01/39	2,355	1,434
Total Indiana		16,410
Iowa [0.4%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	1,845
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
0.000%, 06/01/65(C)	14,000	1,833
Total Iowa		3,678
Kansas [0.7%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,386
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	1,170	1,153
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46(D)	1,500	330
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36(D)	500	110

Description	Face Amount (000)	Value (000)
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	$4,080	$3,795
Total Kansas		6,774
Kentucky [0.5%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	884
Henderson Kentucky, RB, AMT
Callable 01/01/32 @ 100
4.700%, 01/01/52(B)	500	473
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,363
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,041
Total Kentucky		5,761
Louisiana [0.6%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,450	5,455
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 02/05/24 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (D)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(D)	3,474	—
Total Louisiana		5,455
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(B)	1,000	990
Maryland [2.2%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,005

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	$1,370	$1,142
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(B)	650	559
Baltimore, Sub-Ser B, RB
Callable 01/25/24 @ 100
3.875%, 06/01/46(B)	350	293
Baltimore, Sub-Ser B, RB
Callable 01/25/24 @ 100
3.700%, 06/01/39(B)	200	173
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	799
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
4.875%, 06/01/42	740	743
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,577
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	933
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,258
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,425
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	725
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,162
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	961
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	791
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	733
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	1,910
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	961

Description	Face Amount (000)	Value (000)
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	$1,780	$1,776
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	750
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,208
Total Maryland		20,884
Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	2,824
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	719
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,947
Total Massachusetts		8,490
Michigan [2.3%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	645
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,248
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,133
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,174
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 02/05/24 @ 100
6.500%, 12/01/40	3,745	3,626
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	4,000	4,221

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/05/24 @ 100
5.875%, 12/01/30	$1,795	$1,762
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	758
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
0.000%, 06/01/58(C)	28,000	1,177
Michigan State, Trunk Line Revenue, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	5,000	5,197
Total Michigan		21,941
Minnesota [0.8%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,616
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 02/05/24 @ 102
5.250%, 06/01/58	2,840	2,226
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,447
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	500	472
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,488
Total Minnesota		8,249
Missouri [2.4%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/05/24 @ 100
4.000%, 03/01/42	1,000	839

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/05/24 @ 100
3.625%, 03/01/33	$500	$444
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/05/24 @ 100
3.000%, 03/01/26	285	275
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,889
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,355
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	1,678
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	410
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,082
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	378
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	321
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,769
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	1,828

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	$1,100	$968
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,405	2,300
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,262
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,900	1,921
Total Missouri		22,719
Nevada [1.4%]
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	200
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
3.500%, 09/01/45	700	524
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	930	919
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	860	724
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	195	165
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	880	884
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	700	611
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	740	714

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	$2,290	$1,592
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,060	696
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	692
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	260
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B) (D)	100	40
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/38(B)	1,000	974
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,599
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(C)	15,500	2,027
Total Nevada		12,621
New Hampshire [0.6%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,114
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	450

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	$5,615	$4,388
Total New Hampshire		5,952
New Jersey [2.8%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 02/05/24 @ 101
5.250%, 09/15/29	750	751
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	418
New Jersey State, Economic Development Authority, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	630	664
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,128
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,008
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,207
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,275
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/33 @ 100
5.000%, 06/15/37	2,000	2,319
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/33 @ 100
5.000%, 06/15/38	2,000	2,297
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,345

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	$3,500	$3,584
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,049
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,064
Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/46	2,330	2,365
Total New Jersey		27,474
New Mexico [0.7%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,451
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	492
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	481
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,633
Total New Mexico		6,057
New York [5.7%]
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45	875	904
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51	875	895
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/42	4,500	3,527
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	375	274
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,865
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,060

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	$2,450	$2,606
Metropolitan Transportation Authority, Sub-Ser A-SUB, RB
Callable 11/15/28 @ 100
5.000%, 11/15/45	690	715
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A)	4,358	1,044
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	1,000	1,028
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	3,034
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	2,048
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	909
New York State, Transportation Development, American Airlines, RB, AMT
Callable 01/25/24 @ 100
5.000%, 08/01/26	1,535	1,535
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,671
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,208
New York State, Transportation Development, American Airlines, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,575	1,639
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,056

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	$800	$809
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,001
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,925
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	6,000	5,406
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	4,000	3,651
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,545
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	6,959
Total New York		56,314
North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,424
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	190
North Carolina State, Turnpike Authority, RB, ETM
5.000%, 02/01/24	1,000	1,001
Total North Carolina		2,615
North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	1,044
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (D)	5,000	1,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
County of Ward North Dakota, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/38	$4,000	$3,716
Total North Dakota		5,760
Ohio [3.7%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	3,232
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	9,345	8,782
Buckeye Tobacco Settlement, Financing Authority, Ser B-3, RB
Callable 06/01/30 @ 22
0.000%, 06/01/57(C)	40,000	4,289
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.500%, 02/15/52	3,800	3,882
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	511
Cuyahoga County, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	4,980
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/05/24 @ 100
5.000%, 02/15/48	250	229
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	970	908
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,406
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(B)	3,500	3,194

Description	Face Amount (000)	Value (000)
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	$2,500	$1,930
Total Ohio		35,343
Oklahoma [0.4%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 02/05/24 @ 100
5.125%, 04/01/42(D)	4,000	2,600
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(D)	1,622	3
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	968
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	3,843	3
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	1,664	1
Total Oklahoma		3,575
Oregon [0.3%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	796
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,012
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,397
Total Oregon		3,205
Pennsylvania [2.6%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,731

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(B)	$3,000	$3,026
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,531
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	3,325	1,732
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/50	3,500	1,823
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 12/01/25 @ 100
5.250%, 12/01/45	1,400	1,090
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	700	666
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	425	421
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	881
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(B)	750	620
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,310	2,861
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	619
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	766

Description	Face Amount (000)	Value (000)
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	$625	$685
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,229
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,525
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (E)	3,000	3,043
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,230
Total Pennsylvania		26,479
Rhode Island [0.5%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,011
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 01/22/24 @ 18
0.000%, 06/01/52(C)	21,270	3,465
Total Rhode Island		4,476
South Carolina [0.3%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,112
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	425	406
Total South Carolina		2,518
Tennessee [0.6%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,016
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	3,737

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	$900	$914
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	445	447
Total Tennessee		6,114
Texas [7.8%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,300
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	501
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,509
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/24 @ 102
7.250%, 09/01/45	475	485
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,295
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	872
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	800	801
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,227
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,253
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	2,998

Description	Face Amount (000)	Value (000)
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	$1,000	$1,005
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,000
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	256
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,589
Mission, Economic Development, RB, AMT
Callable 01/25/24 @ 103
4.625%, 10/01/31(B)	3,250	3,205
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	3,410	2,886
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	1,250	929
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,774
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	417
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,369
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,167	5,329
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	4,750	4,563
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,734
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	925

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(E)	$5,000	$6,365
Port Beaumont Navigation District, RB
Callable 02/05/24 @ 100
6.000%, 01/01/25(B)	1,525	1,439
Port Beaumont Navigation District, RB, AMT
Callable 02/05/24 @ 103
2.875%, 01/01/41(B)	750	495
Port Beaumont Navigation District, RB, AMT
Callable 02/05/24 @ 103
2.750%, 01/01/36(B)	1,000	726
Port of Beaumont, Industrial Development Authority, RB
Callable 02/05/24 @ 102
4.100%, 01/01/28(B)	6,330	5,262
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 02/05/24 @ 100
8.000%, 07/01/38(D)	4,950	1,163
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(D)	3,071	—
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(D)	9,000	4,950
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,009
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,889
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(C)	1,000	592
Total Texas		75,512
Utah [0.6%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	2,009

Description	Face Amount (000)	Value (000)
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	$500	$506
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	808
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,608
Total Utah		4,931
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(B)	1,000	991
Virginia [0.7%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	1,010
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,213
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,151
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	1,500	1,396
Total Virginia		7,770
Washington [1.2%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	413
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,230
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,678
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	308

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	$1,650	$1,426
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Pre-Refunded @ 100
7.500%, 01/01/24(B) (E)	2,000	2,000
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	2,597
Total Washington		12,652
West Virginia [1.1%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,620	2,125
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,194
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,294
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	4,955	4,673
Total West Virginia		10,286
Wisconsin [6.9%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,374
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,488
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,267
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (E)	100	114
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,135
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,426

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	$2,500	$2,527
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	56
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	60	67
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	2,750	2,069
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,009
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	508
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,714
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	4,995	4,656
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,489
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	3,320	1,889
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/31 @ 100
3.000%, 08/15/51	1,610	1,220
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 02/05/24 @ 101
5.250%, 12/01/49	4,000	3,426
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	6,125	5,706
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	2,952
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,503

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	$2,000	$2,007
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,879
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,651
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	3,165	2,782
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	705
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	5,000	5,026
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,045
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,295
Total Wisconsin		67,985
American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,130
Puerto Rico [3.4%]
Children's Trust Fund, RB
Callable 02/05/24 @ 100
5.625%, 05/15/43	2,000	2,022
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/24(C)	202	198
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/33	1,113	1,090
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	6,575	3,583

Description	Face Amount (000)	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	$5,167	$5,185
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	867
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	10,005	10,027
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	10,771	10,617
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	30
Total Puerto Rico		33,619
Total Municipal Bonds
(Cost $1,025,197)		968,596
Short-Term Investment [0.1%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.220%**	943,611	944
Total Short-Term Investment
(Cost $944)		944
Total Investments [99.1%]
(Cost $1,026,141)		$969,540

Percentages are based on net assets of $978,360 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2023.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $290,077 (000), representing 29.6% of the net assets of the Fund.
(C)	Zero coupon security.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

ETM — Escrowed to Maturity

GO — General Obligation

HUD — Housing Urban Development

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

CNR-QH-002-2800

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [51.3%]
Aerospace / Defense [0.5%]
Spirit AeroSystems
9.750%, 11/15/30(A)		$183	$197
9.375%, 11/30/29(A)		527	577
TransDigm
6.250%, 03/15/26(A)		6,155	6,144
TransDigm
6.750%, 08/15/28(A)		275	281
TransDigm
6.875%, 12/15/30(A)		3,200	3,296
Total Aerospace / Defense			10,495
Airlines [0.3%]
Allegiant Travel
7.250%, 08/15/27(A)		1,475	1,443
American Airlines
5.500%, 04/20/26(A)		3,008	2,987
Mileage Plus Holdings
6.500%, 06/20/27(A)		998	1,000
Total Airlines			5,430
Airport Develop/Maint [0.2%]
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,647
Appliances [0.1%]
Versuni Group BV
3.125%, 06/15/28	EUR	850	821
Auto Rent & Lease [0.1%]
Kapla Holding SAS
9.465%, EUR003M + 5.500%, 07/15/27(B)	EUR	350	393
Upbound Group
6.375%, 02/15/29(A)		1,310	1,229
Total Auto Rent & Lease			1,622
Automotive [1.2%]
Adient Global Holdings
4.875%, 08/15/26(A)		1,625	1,589
Dana
5.625%, 06/15/28		475	468
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		224	223

Description	Face Amount (000)(1)		Value (000)
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		$1,475	$1,330
Ford Motor Credit
4.063%, 11/01/24		2,200	2,161
Ford Motor Credit
5.125%, 06/16/25		1,850	1,826
Ford Motor Credit
3.375%, 11/13/25		1,200	1,149
Ford Motor Credit
6.950%, 03/06/26		4,340	4,448
Ford Motor Credit
5.113%, 05/03/29		1,500	1,460
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		1,350	1,293
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		1,025	999
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)		300	294
JB Poindexter
8.750%, 12/15/31(A)		350	357
Panther BF Aggregator 2
8.500%, 05/15/27(A)		3,400	3,412
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		1,500	1,293
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	832
ZF North America Capital
6.875%, 04/14/28(A)		500	519
ZF North America Capital
7.125%, 04/14/30(A)		325	347
Total Automotive			24,000
Autoparts [0.3%]
Grupo Antolin-Irausa
3.500%, 04/30/28	EUR	650	544
Metalsa Sapi De Cv
3.750%, 05/04/31		1,195	989
3.750%, 05/04/31(A)		5,400	4,470
Total Autoparts			6,003
Banking [0.0%]
Ally Financial
5.750%, 11/20/25		725	723
Banks [3.4%]
Akbank
6.800%, 02/06/26		7,600	7,619

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Banca Comerciala Romana, MTN
7.625%, EUR003M + 4.539%, 05/19/27(B)	EUR	$2,300	$2,674
Banca Transilvania, MTN
8.875%, EUAMDB01 + 5.580%, 04/27/27(B)	EUR	2,882	3,345
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/72(A) (B)		5,595	3,979
Banco de Bogota
6.250%, 05/12/26		2,350	2,320
Banco General
5.250%, H15T10Y + 3.665%, 11/07/72(B)		5,300	4,532
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		5,100	4,896
Banco Mercantil del Norte
6.625%, H15T10Y + 5.034%, 01/24/72(B)		1,085	923
Bancolombia
4.625%, H15T5Y + 2.944%, 12/18/29(B)		4,115	3,812
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		4,547	3,932
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/72(B)		5,200	4,568
Bank Negara Indonesia Persero, MTN
3.750%, 03/30/26		2,000	1,902
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/33(B)		8,055	7,297
Freedom Mortgage
7.625%, 05/01/26(A)		995	983
Freedom Mortgage
12.000%, 10/01/28(A)		800	874
HDFC Bank
3.700%, H15T5Y + 2.925%, 02/25/72(B)		3,000	2,730
ING Bank, MTN
2.571%, 01/01/28	JPY	271,165	1,529
Ipoteka-Bank ATIB
5.500%, 11/19/25		5,425	5,036
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832%, 05/27/72(B)		2,785	2,667

Description	Face Amount (000)(1)		Value (000)
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/72		$3,615	$—
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28(A)		3,950	4,181
Total Banks			69,802
Broadcasting & Cable [0.9%]
Cable One
4.000%, 11/15/30(A)		2,915	2,360
CCO Holdings
7.375%, 03/01/31(A)		2,913	2,988
Charter Communications Operating
5.750%, 04/01/48		525	468
CSC Holdings
11.250%, 05/15/28(A)		1,595	1,643
CSC Holdings
6.500%, 02/01/29(A)		1,955	1,726
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		6,250	6,122
6.750%, 10/15/27(A)		2,455	2,404
Total Broadcasting & Cable			17,711
Building & Construction [1.7%]
Allegheny Ludlum
6.950%, 12/15/25		470	474
Ashton Woods USA
6.625%, 01/15/28(A)		1,195	1,159
Assemblin Group
8.929%, EUR003M + 5.000%, 07/05/29(B)	EUR	300	336
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,560	1,559
Cemex
5.450%, 11/19/29		3,200	3,155
Cemex
3.875%, 07/11/31		2,100	1,878
Cemex
9.125%, H15T5Y + 5.157%, 06/14/72(A) (B)		1,880	2,002
Cemex
5.125%, H15T5Y + 4.534%, 09/08/72(B)		1,000	949
Dream Finders Homes
8.250%, 08/15/28(A)		1,121	1,185
Forestar Group
5.000%, 03/01/28(A)		1,310	1,261

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
HTA Group
7.000%, 12/18/25	$3,940	$3,869
Installed Building Products
5.750%, 02/01/28(A)	2,588	2,510
Knife River
7.750%, 05/01/31(A)	900	958
LGI Homes
8.750%, 12/15/28(A)	490	521
New Home
8.250%, 10/15/27(A)	2,420	2,257
Patrick Industries
7.500%, 10/15/27(A)	1,245	1,248
Shea Homes
4.750%, 02/15/28	1,450	1,363
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)	490	482
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)	1,145	1,204
Summit Materials
6.500%, 03/15/27(A)	1,450	1,449
Thor Industries
4.000%, 10/15/29(A)	815	727
West China Cement
4.950%, 07/08/26	4,370	3,153
Winnebago Industries
6.250%, 07/15/28(A)	440	432
Yuksel Insaat
9.500%, 11/10/15(C)	12,655	127
Total Building & Construction		34,258
Building Materials [0.8%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	331
American Builders & Contractors Supply
3.875%, 11/15/29(A)	400	357
Camelot Return Merger Sub
8.750%, 08/01/28(A)	975	990
CP Atlas Buyer
7.000%, 12/01/28(A)	1,400	1,219
Foundation Building Materials
6.000%, 03/01/29(A)	2,582	2,322
GYP Holdings III
4.625%, 05/01/29(A)	1,475	1,346
Interface
5.500%, 12/01/28(A)	825	762
SRS Distribution
6.125%, 07/01/29(A)	700	664
SRS Distribution
6.000%, 12/01/29(A)	2,125	1,981

Description	Face Amount (000)(1)	Value (000)
Standard Industries
5.000%, 02/15/27(A)	$3,090	$3,012
Standard Industries
4.750%, 01/15/28(A)	1,500	1,445
Standard Industries
3.375%, 01/15/31(A)	375	322
White Capital Buyer
6.875%, 10/15/28(A)	1,025	992
White Capital Parent
8.250%cash/9.000% PIK, 03/15/26(A)	725	722
Total Building Materials		16,465
Building-Heavy Construct [0.9%]
Andrade Gutierrez International
9.000%cash/10.500% PIK, 12/28/29	46,243	10,636
9.000%cash/10.500% PIK, 12/28/29(A)	866	199
Odebrecht Holdco Finance
0.000%, 09/10/58(D)	13,874	7
Sitios Latinoamerica
5.375%, 04/04/32(A)	7,270	6,754
Total Building-Heavy Construct		17,596
Cable Satellite [1.6%]
CCO Holdings
5.125%, 05/01/27(A)	1,850	1,785
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,149
CCO Holdings
4.500%, 08/15/30(A)	1,125	1,014
CCO Holdings
4.250%, 02/01/31(A)	1,425	1,245
4.250%, 01/15/34(A)	900	732
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,434
CSC Holdings
5.750%, 01/15/30(A)	1,825	1,136
CSC Holdings
4.125%, 12/01/30(A)	400	304
CSC Holdings
4.625%, 12/01/30(A)	1,900	1,145
CSC Holdings
3.375%, 02/15/31(A)	400	292
CSC Holdings
4.500%, 11/15/31(A)	975	737
DIRECTV Holdings
5.875%, 08/15/27(A)	981	922
DISH DBS
7.750%, 07/01/26	750	522

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
DISH DBS
7.375%, 07/01/28		$1,125	$673
DISH DBS
5.125%, 06/01/29		1,275	657
DISH Network
11.750%, 11/15/27(A)		1,370	1,434
Intelsat Jackson Holdings
5.500%, 08/01/23(C)		—	—
Sirius XM Radio
4.000%, 07/15/28(A)		2,040	1,885
Sirius XM Radio
5.500%, 07/01/29(A)		1,250	1,209
Sirius XM Radio
3.875%, 09/01/31(A)		1,250	1,069
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		2,600	2,431
UPC Broadband Finco BV
4.875%, 07/15/31(A)		2,100	1,848
Virgin Media Finance
5.000%, 07/15/30(A)		1,025	905
Virgin Media Secured Finance
5.500%, 05/15/29(A)		2,095	2,024
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	735
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		2,280	2,037
Ziggo Bond BV
6.000%, 01/15/27(A)		2,050	1,995
Ziggo Bond BV
5.125%, 02/28/30(A)		225	188
Total Cable Satellite			31,507
Chemicals [1.4%]
Axalta Coating Systems
4.750%, 06/15/27(A)		700	680
Axalta Coating Systems
3.375%, 02/15/29(A)		375	337
Braskem Idesa SAPI
7.450%, 11/15/29		4,468	2,809
Braskem Idesa SAPI
6.990%, 02/20/32		3,750	2,119
Braskem Netherlands Finance BV
8.500%, 01/12/31(A)		2,530	2,353
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)		3,675	3,094
Element Solutions
3.875%, 09/01/28(A)		1,375	1,266
HB Fuller
4.250%, 10/15/28		775	725
Herens Holdco Sarl
4.750%, 05/15/28(A)		1,825	1,497

Description	Face Amount (000)(1)		Value (000)
Illuminate Buyer
9.000%, 07/01/28(A)		$375	$359
Indorama Ventures Global Services
4.375%, 09/12/24		5,000	4,881
INEOS Finance
6.750%, 05/15/28(A)		1,180	1,161
Italmatch Chemicals
9.393%, EUR003M + 5.500%, 02/06/28(B)	EUR	937	1,028
LSF11 A5 HoldCo
6.625%, 10/15/29(A)		950	803
Olympus Water US Holding
7.125%, 10/01/27(A)		375	375
Olympus Water US Holding
4.250%, 10/01/28(A)		700	630
Olympus Water US Holding
9.625%, 11/15/28	EUR	600	709
Olympus Water US Holding
9.750%, 11/15/28(A)		325	345
Olympus Water US Holding
6.250%, 10/01/29(A)		1,525	1,354
Polar US Borrower
6.750%, 05/15/26(A)		525	168
SCIL IV LLC / SCIL USA Holdings LLC
9.500%, 07/15/28		210	247
WR Grace Holdings
4.875%, 06/15/27(A)		425	409
WR Grace Holdings
5.625%, 08/15/29(A)		625	552
Total Chemicals			27,901
Coal Mining [0.1%]
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		1,097	1,088
Total Coal Mining			1,090
Commercial Serv-Finance [0.0%]
Sabre GLBL
8.625%, 06/01/27(A)		640	581
Commercial Services [0.3%]
Bidvest Group UK
3.625%, 09/23/26		5,625	5,203
Live Nation Entertainment
5.625%, 03/15/26(A)		1,155	1,145

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
SD International Sukuk, MTN
6.300%, 05/09/22(C)	$13,384	$23
Total Commercial Services		6,371
Communication & Media [0.4%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32	1,505	1,292
5.500%, 01/14/32(A)	7,825	6,719
Total Communication & Media		8,011
Computer System Design & Services [0.2%]
Magnum Holdings
5.375%, 10/31/26(A)	4,900	4,557
Computers-Memory Devices [0.1%]
Seagate HDD Cayman
8.250%, 12/15/29(A)	911	983
Construction Machinery [0.1%]
H&E Equipment Services
3.875%, 12/15/28(A)	600	545
Terex
5.000%, 05/15/29(A)	680	641
United Rentals North America
5.500%, 05/15/27	424	425
United Rentals North America
4.875%, 01/15/28	600	585
Total Construction Machinery		2,196
Consumer Cyclical Services [0.6%]
Allied Universal Holdco
6.625%, 07/15/26(A)	350	348
Allied Universal Holdco
9.750%, 07/15/27(A)	1,700	1,666
Allied Universal Holdco
6.000%, 06/01/29(A)	1,900	1,548
Cars.com
6.375%, 11/01/28(A)	1,250	1,199
Garda World Security
4.625%, 02/15/27(A)	325	313
Garda World Security
6.000%, 06/01/29(A)	1,650	1,480
Go Daddy Operating
5.250%, 12/01/27(A)	725	710
GW B-CR Security
9.500%, 11/01/27(A)	1,818	1,833
Match Group
5.000%, 12/15/27(A)	1,000	977

Description	Face Amount (000)(1)	Value (000)
Match Group
4.625%, 06/01/28(A)	$475	$455
Signal Parent
6.125%, 04/01/29(A)	912	652
Total Consumer Cyclical Services		11,181
Consumer Products [0.3%]
Acushnet
7.375%, 10/15/28(A)	150	156
BCPE Empire Holdings
7.625%, 05/01/27(A)	2,575	2,485
Edgewell Personal Care
5.500%, 06/01/28(A)	875	859
Edgewell Personal Care
4.125%, 04/01/29(A)	400	364
Energizer Holdings
6.500%, 12/31/27(A)	1,000	1,000
Energizer Holdings
4.750%, 06/15/28(A)	625	581
Energizer Holdings
4.375%, 03/31/29(A)	1,100	989
Total Consumer Products		6,434
Consumer Products & Services [0.2%]
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26	4,650	4,616
Containers & Packaging [0.4%]
Graham Packaging
7.125%, 08/15/28(A)	660	594
Klabin Austria GmbH
3.200%, 01/12/31	8,600	7,202
Klabin Austria GmbH
7.000%, 04/03/49	655	662
Total Containers & Packaging		8,458
Distribution/Wholesale [0.0%]
Windsor Holdings III
8.500%, 06/15/30(A)	875	914
Diversified Manufacturing [0.2%]
Emerald Debt Merger Sub
6.625%, 12/15/30(A)	1,850	1,889
Gates Global
6.250%, 01/15/26(A)	2,000	1,990

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
WESCO Distribution
7.250%, 06/15/28(A)		$1,000	$1,028
Total Diversified Manufacturing			4,907
Drugs [0.6%]
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		10,950	11,191
E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)		685	579
E-Commerce/Services [0.1%]
Uber Technologies
7.500%, 09/15/27(A)		2,258	2,338
Electric Utilities [1.6%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39		5,082	3,976
AES Gener
7.125%, USSW5 + 4.644%, 03/26/79(B)		1,480	1,421
Cikarang Listrindo
4.950%, 09/14/26		2,700	2,589
Greenko Power II
4.300%, 12/13/28		648	583
Mercury Chile Holdco
6.500%, 01/24/27(A)		6,830	6,357
Minejesa Capital BV
4.625%, 08/10/30		3,500	3,321
Minejesa Capital BV
5.625%, 08/10/37(A)		5,300	4,637
Mong Duong Finance Holdings BV
5.125%, 05/07/29		5,571	5,160
Pacific Gas and Electric
4.950%, 07/01/50		675	579
Pike
8.625%, 01/31/31(A)		102	107
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33		2,655	2,647
Vistra
8.000%, H15T5Y + 6.930%, 04/15/72(A) (B)		1,130	1,125
Total Electric Utilities			32,502
Electric-Distribution [0.0%]
Energia Group Roi Financeco DAC
6.875%, 07/31/28	EUR	300	343

Description	Face Amount (000)(1)		Value (000)
Electric-Transmission [0.3%]
Oryx Funding
5.800%, 02/03/31		$5,250	$5,258
Energy & Power [0.3%]
Continuum Energy Aura Pte
9.500%, 02/24/27(A)		2,390	2,429
Greenko Solar Mauritius
5.950%, 07/29/26		3,800	3,669
Total Energy & Power			6,098
Entertainment & Gaming [1.1%]
Churchill Downs
5.750%, 04/01/30(A)		1,250	1,219
Lottomatica
7.928%, EUR003M + 4.000%, 12/15/30(B)	EUR	400	446
Melco Resorts Finance
4.875%, 06/06/25		2,340	2,270
Melco Resorts Finance
5.250%, 04/26/26		4,600	4,427
MGM China Holdings
5.250%, 06/18/25		2,700	2,650
Sands China
4.300%, 01/08/26		2,400	2,305
Sands China
3.100%, 03/08/29		8,200	7,150
Wynn Macau
5.500%, 01/15/26(A)		2,525	2,464
Total Entertainment & Gaming			22,931
Finance [0.1%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	392
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	700	683
Total Finance			1,075
Finance Companies [0.6%]
GTCR W-2 Merger Sub
7.500%, 01/15/31(A)		1,035	1,094
Navient
6.750%, 06/25/25		950	962
Navient
5.000%, 03/15/27		750	724
Navient
5.500%, 03/15/29		525	484
Rocket Mortgage
3.625%, 03/01/29(A)		675	611

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Rocket Mortgage
3.875%, 03/01/31(A)		$1,625	$1,428
Rocket Mortgage
4.000%, 10/15/33(A)		575	489
United Wholesale Mortgage
5.500%, 11/15/25(A)		3,980	3,957
5.500%, 04/15/29(A)		3,341	3,163
Total Finance Companies			12,912
Financial Services [1.0%]
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		650	609
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,617
Encore Capital Group
4.250%, 06/01/28	GBP	1,000	1,087
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		2,371	2,364
GGAM Finance
8.000%, 02/15/27(A)		550	562
Iqera Group SAS
10.502%, EUR003M + 6.500%, 02/15/27(B)	EUR	900	864
Macquarie Airfinance Holdings
8.375%, 05/01/28(A)		560	587
Macquarie Airfinance Holdings
8.125%, 03/30/29(A)		560	585
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		1,205	1,130
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		1,780	1,767
Nationstar Mortgage Holdings
5.750%, 11/15/31(A)		660	615
OEC Finance
7.500%, 03/14/72		37	2
OneMain Finance
9.000%, 01/15/29		1,110	1,174
PennyMac Financial Services
5.375%, 10/15/25(A)		470	464
PennyMac Financial Services
7.875%, 12/15/29(A)		450	463
PennyMac Financial Services
5.750%, 09/15/31(A)		760	704
Radian Group
6.625%, 03/15/25		749	752
Sobha Sukuk
8.750%, 07/17/28		3,192	3,167
Total Financial Services			19,513

Description	Face Amount (000)(1)		Value (000)
Food & Beverage [0.3%]
BellRing Brands
7.000%, 03/15/30(A)		$1,175	$1,218
Performance Food Group
4.250%, 08/01/29(A)		1,125	1,032
Post Holdings
5.750%, 03/01/27(A)		632	628
Post Holdings
5.625%, 01/15/28(A)		1,075	1,065
US Foods
6.875%, 09/15/28(A)		375	386
US Foods
4.750%, 02/15/29(A)		925	879
Total Food & Beverage			5,208
Food, Beverage & Tobacco [1.2%]
Agrosuper
4.600%, 01/20/32(A)		4,410	3,779
BRF
4.875%, 01/24/30		3,955	3,478
Health & Happiness H&H International Holdings
5.625%, 10/24/24		2,500	2,410
Health & Happiness H&H International Holdings
13.500%, 06/26/26		700	677
Indofood CBP Sukses Makmur
3.398%, 06/09/31		2,700	2,328
Minerva Luxembourg
4.375%, 03/18/31(A)		3,250	2,679
Minerva Luxembourg
8.875%, 09/13/33(A)		2,600	2,749
Simmons Foods
4.625%, 03/01/29(A)		1,245	1,078
Turning Point Brands
5.625%, 02/15/26(A)		1,915	1,787
Vector Group
5.750%, 02/01/29(A)		2,630	2,408
Total Food, Beverage & Tobacco			23,373
Footwear and Related Apparel [0.0%]
Crocs
4.125%, 08/15/31(A)		750	633
Gaming [1.1%]
Affinity Interactive
6.875%, 12/15/27(A)		800	713
Allwyn Entertainment Financing UK
8.127%, EUR003M + 4.125%, 02/15/28(B)	EUR	1,500	1,685

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Boyd Gaming
4.750%, 12/01/27		$1,075	$1,034
Caesars Entertainment
4.625%, 10/15/29(A)		300	270
Caesars Entertainment
7.000%, 02/15/30(A)		75	77
Churchill Downs
6.750%, 05/01/31(A)		700	710
Colt Merger Sub
6.250%, 07/01/25(A)		2,530	2,537
Colt Merger Sub
8.125%, 07/01/27(A)		3,160	3,240
Light & Wonder International
7.500%, 09/01/31(A)		625	652
MGM Resorts International
5.500%, 04/15/27		1,310	1,300
Midwest Gaming Borrower
4.875%, 05/01/29(A)		1,200	1,116
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)		1,425	1,345
Ontario Gaming GTA
8.000%, 08/01/30(A)		1,000	1,031
Penn Entertainment
5.625%, 01/15/27(A)		830	806
Penn Entertainment
4.125%, 07/01/29(A)		850	729
Scientific Games Holdings
6.625%, 03/01/30(A)		1,400	1,324
Station Casinos
4.500%, 02/15/28(A)		4,035	3,801
VICI Properties
5.625%, 05/01/24(A)		425	424
VICI Properties
3.500%, 02/15/25(A)		75	73
Total Gaming			22,867
Gas-Distribution [0.0%]
AmeriGas Partners
9.375%, 06/01/28(A)		405	418
Gold Mining [0.5%]
Aris Mining
6.875%, 08/09/26		5,956	5,152
Cia de Minas Buenaventura SAA
5.500%, 07/23/26		6,225	5,943
Total Gold Mining			11,095
Healthcare [0.9%]
Avantor Funding
4.625%, 07/15/28(A)		1,600	1,546

Description	Face Amount (000)(1)		Value (000)
CHS
8.000%, 03/15/26(A)		$112	$112
CHS
5.625%, 03/15/27(A)		750	697
CHS
6.000%, 01/15/29(A)		250	225
CHS
6.875%, 04/15/29(A)		1,725	1,130
CHS
6.125%, 04/01/30(A)		550	356
DaVita
4.625%, 06/01/30(A)		2,015	1,758
Embecta
5.000%, 02/15/30(A)		475	403
Embecta
6.750%, 02/15/30(A)		1,000	870
Garden Spinco
8.625%, 07/20/30(A)		400	428
IQVIA
5.000%, 10/15/26(A)		1,075	1,065
IQVIA
6.500%, 05/15/30(A)		200	205
LifePoint Health
5.375%, 01/15/29(A)		625	463
Medline Borrower
5.250%, 10/01/29(A)		3,775	3,557
MPH Acquisition Holdings
5.500%, 09/01/28(A)		1,105	989
Tenet Healthcare
5.125%, 11/01/27		2,075	2,028
Tenet Healthcare
6.125%, 10/01/28		1,994	1,989
Tenet Healthcare
4.250%, 06/01/29		525	489
Tenet Healthcare
6.750%, 05/15/31(A)		450	460
Total Healthcare			18,770
Homebuilders/Materials/Construction [0.1%]
PCF GmbH
4.750%, 04/15/26	EUR	500	399
Ren10 Holding
8.343%, EUR003M + 4.375%, 02/01/27(B)	EUR	600	660
Victoria
3.750%, 03/15/28	EUR	400	303
Total Homebuilders/Materials/Construction			1,362

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)		$775	$715
Marriott Ownership Resorts
4.750%, 01/15/28		1,970	1,810
Travel + Leisure
6.625%, 07/31/26(A)		1,155	1,166
Total Hotels and Motels			3,691
Human Resources [0.0%]
House of HR Group BV
9.000%, 11/03/29	EUR	700	801
Independent Energy [1.0%]
Antero Resources
7.625%, 02/01/29(A)		159	163
Antero Resources
5.375%, 03/01/30(A)		775	743
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		1,710	1,722
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		200	252
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		1,685	1,694
Berry Petroleum
7.000%, 02/15/26(A)		550	537
Callon Petroleum
6.375%, 07/01/26		175	174
Callon Petroleum
8.000%, 08/01/28(A)		890	910
Callon Petroleum
7.500%, 06/15/30(A)		550	555
Chesapeake Energy
7.000%, 10/01/24(E)		575	11
Chord Energy
6.375%, 06/01/26(A)		500	500
Civitas Resources
8.375%, 07/01/28(A)		2,355	2,459
Civitas Resources
8.625%, 11/01/30(A)		225	238
Civitas Resources
8.750%, 07/01/31(A)		1,050	1,118
Comstock Resources
6.750%, 03/01/29(A)		1,835	1,679
CrownRock
5.625%, 10/15/25(A)		1,400	1,398
Permian Resources Operating
6.875%, 04/01/27(A)		1,475	1,474
Range Resources
4.875%, 05/15/25		397	392

Description	Face Amount (000)(1)		Value (000)
Range Resources
8.250%, 01/15/29		$650	$673
Sitio Royalties Operating Partnership
7.875%, 11/01/28(A)		300	311
SM Energy
6.750%, 09/15/26		1,075	1,072
SM Energy
6.625%, 01/15/27		645	640
Southwestern Energy
8.375%, 09/15/28		375	388
Southwestern Energy
5.375%, 03/15/30		300	293
Southwestern Energy
4.750%, 02/01/32		225	208
Total Independent Energy			19,604
Industrial - Other [0.2%]
Madison IAQ
5.875%, 06/30/29(A)		2,175	1,917
SPX FLOW
8.750%, 04/01/30(A)		1,125	1,125
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)		400	393
Vertical US Newco
5.250%, 07/15/27(A)		850	835
Total Industrial - Other			4,270
Industrial Services [0.0%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		731	725
Insurance [0.1%]
Alliant Holdings Intermediate
6.750%, 04/15/28(A)		1,095	1,120
Insurance - P&C [1.1%]
Acrisure
7.000%, 11/15/25(A)		290	289
Alliant Holdings Intermediate
7.000%, 01/15/31(A)		275	289
AmWINS Group
4.875%, 06/30/29(A)		1,800	1,642
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,294	2,259
AssuredPartners
7.000%, 08/15/25(A)		1,880	1,883
AssuredPartners
5.625%, 01/15/29(A)		1,500	1,400
BroadStreet Partners
5.875%, 04/15/29(A)		2,750	2,567

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
GTCR AP Finance
8.000%, 05/15/27(A)		$450	$455
HUB International
7.000%, 05/01/26(A)		3,000	3,011
HUB International
5.625%, 12/01/29(A)		2,100	2,007
HUB International
7.250%, 06/15/30(A)		600	634
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	919
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		1,000	1,054
NFP
6.875%, 08/15/28(A)		2,850	2,896
NFP
7.500%, 10/01/30(A)		500	532
Ryan Specialty
4.375%, 02/01/30(A)		400	371
USI
7.500%, 01/15/32(A)		1,000	1,021
Total Insurance - P&C			23,229
Internet Connectiv Svcs [0.0%]
United Group BV
8.843%, EUR003M + 4.875%, 02/01/29(A) (B)	EUR	500	554
Investment Bank/Broker-Dealer [0.1%]
NFP
8.500%, 10/01/31(A)		1,125	1,218
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		2,402	2,165
Leisure [0.7%]
Carnival
7.000%, 08/15/29(A)		175	183
Carnival
10.500%, 06/01/30(A)		2,131	2,331
NCL
5.875%, 03/15/26(A)		550	537
5.875%, 02/15/27(A)		1,580	1,566
NCL
8.125%, 01/15/29(A)		250	261
NCL
7.750%, 02/15/29(A)		125	126
NCL Finance
6.125%, 03/15/28(A)		200	191

Description	Face Amount (000)(1)		Value (000)
Royal Caribbean Cruises
5.500%, 08/31/26(A)		$350	$347
Royal Caribbean Cruises
5.375%, 07/15/27(A)		2,399	2,375
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		1,300	1,213
Six Flags Entertainment
7.250%, 05/15/31(A)		1,595	1,600
Viking Cruises
6.250%, 05/15/25(A)		1,140	1,136
VOC Escrow
5.000%, 02/15/28(A)		1,750	1,679
Total Leisure			13,545
Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		525	525
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	858
Total Lodging			1,383
Machinery [0.2%]
Manitowoc
9.000%, 04/01/26(A)		1,190	1,194
Regal Rexnord
6.050%, 02/15/26(A)		2,200	2,225
Total Machinery			3,419
Marine Services [0.1%]
DP World Salaam
6.000%, H15T5Y + 5.750%, 01/01/72(B)		2,250	2,241
Media Entertainment [1.1%]
Audacy Capital
6.500%, 05/01/27(A) (C)		2,050	36
Audacy Capital
6.750%, 03/31/29(A) (C)		1,350	20
CMG Media
8.875%, 12/15/27(A)		2,268	1,799
Cumulus Media New Holdings
6.750%, 07/01/26(A)		300	202
Diamond Sports Group
5.375%, 08/15/26(A) (C)		250	12
Gray Escrow II
5.375%, 11/15/31(A)		1,530	1,159
Gray Television
7.000%, 05/15/27(A)		2,180	2,072
iHeartCommunications
6.375%, 05/01/26		964	822

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
iHeartCommunications
8.375%, 05/01/27		$3,054	$1,982
Lamar Media
4.875%, 01/15/29		1,525	1,475
Nexstar Broadcasting
5.625%, 07/15/27(A)		1,600	1,547
Outfront Media Capital
4.250%, 01/15/29(A)		975	880
Outfront Media Capital
4.625%, 03/15/30(A)		925	825
ROBLOX
3.875%, 05/01/30(A)		1,000	892
Scripps Escrow
5.875%, 07/15/27(A)		315	280
Scripps Escrow II
5.375%, 01/15/31(A)		825	605
Sinclair Television Group
5.125%, 02/15/27(A)		550	491
Sinclair Television Group
5.500%, 03/01/30(A)		875	656
Sinclair Television Group
4.125%, 12/01/30(A)		175	124
Stagwell Global
5.625%, 08/15/29(A)		3,100	2,852
TEGNA
4.625%, 03/15/28		275	257
TEGNA
5.000%, 09/15/29		1,000	916
Univision Communications
8.000%, 08/15/28(A)		200	206
Univision Communications
4.500%, 05/01/29(A)		775	694
Univision Communications
7.375%, 06/30/30(A)		625	623
Urban One
7.375%, 02/01/28(A)		1,125	956
Total Media Entertainment			22,383
Medical Labs and Testing Srv [0.1%]
Ephios Subco 3 Sarl
7.875%, 01/31/31	EUR	200	228
Star Parent
9.000%, 10/01/30(A)		1,125	1,186
US Acute Care Solutions
6.375%, 03/01/26(A)		325	271
Total Medical Labs and Testing Srv			1,685
Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19		1,000	50

Description	Face Amount (000)(1)		Value (000)
Surgery Center Holdings
10.000%, 04/15/27(A)		$150	$152
Tenet Healthcare
6.125%, 06/15/30		1,195	1,208
Total Medical Products & Services			1,410
Metal-Copper [0.2%]
First Quantum Minerals
7.500%, 04/01/25(A)		1,210	1,156
Freeport Indonesia, MTN
5.315%, 04/14/32		2,425	2,378
Total Metal-Copper			3,534
Metal-Iron [0.1%]
Mineral Resources
8.125%, 05/01/27(A)		585	595
Mineral Resources
9.250%, 10/01/28(A)		560	596
TMS International
6.250%, 04/15/29(A)		1,950	1,609
Total Metal-Iron			2,800
Metals & Mining [0.2%]
Arsenal AIC Parent
8.000%, 10/01/30(A)		730	762
Cleveland-Cliffs
4.625%, 03/01/29(A)		975	902
Cleveland-Cliffs
6.750%, 04/15/30(A)		200	203
Coeur Mining
5.125%, 02/15/29(A)		1,050	967
Vedanta Resources Finance II
8.950%, 03/11/25		2,416	1,797
Total Metals & Mining			4,631
Midstream [0.9%]
AmeriGas Partners
5.875%, 08/20/26		1,225	1,212
Antero Midstream Partners
5.750%, 03/01/27(A)		3,200	3,175
CNX Midstream Partners
4.750%, 04/15/30(A)		1,200	1,079
DT Midstream
4.375%, 06/15/31(A)		1,500	1,352
Energy Transfer
8.000%, 04/01/29(A)		925	963
EQT Midstream Partners
6.000%, 07/01/25(A)		248	248

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
EQT Midstream Partners
6.500%, 07/01/27(A)		$2,820	$2,871
EQT Midstream Partners
5.500%, 07/15/28		2,425	2,402
Hess Midstream Operations
5.125%, 06/15/28(A)		825	796
HF Sinclair
5.000%, 02/01/28(A)		800	771
Solaris Midstream Holdings
7.625%, 04/01/26(A)		725	735
Suburban Propane Partners
5.875%, 03/01/27		1,000	995
Suburban Propane Partners
5.000%, 06/01/31(A)		375	343
Targa Resources Partners
6.500%, 07/15/27		1,050	1,064
Western Midstream Operating
4.650%, 07/01/26		150	148
Western Midstream Operating
4.750%, 08/15/28		200	195
Western Midstream Operating
5.300%, 03/01/48		325	283
Total Midstream			18,632
Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	827	795
Non-Ferrous Metals [0.1%]
Minsur
4.500%, 10/28/31		3,200	2,828
Oil Field Services [0.6%]
Archrock Partners
6.875%, 04/01/27(A)		2,075	2,080
Nabors Industries
7.250%, 01/15/26(A)		1,000	961
Nabors Industries
7.375%, 05/15/27(A)		1,745	1,710
Nabors Industries
9.125%, 01/31/30(A)		485	487
Precision Drilling
7.125%, 01/15/26(A)		686	683
Precision Drilling
6.875%, 01/15/29(A)		705	680
Transocean Titan Financing
8.375%, 02/01/28(A)		612	635
USA Compression Partners
6.875%, 04/01/26		2,025	2,016

Description	Face Amount (000)(1)		Value (000)
Weatherford International
8.625%, 04/30/30(A)		$2,185	$2,281
Total Oil Field Services			11,533
Oil-Field Services [0.0%]
ORO SG Pte
12.000%, 12/20/25		8,345	8
Packaging [0.7%]
ARD Finance
6.500% PIK, 06/30/27(A)		2,157	1,008
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		975	826
Ardagh Packaging Finance
5.250%, 08/15/27(A)		2,050	1,591
Ball
6.875%, 03/15/28		475	494
Ball
6.000%, 06/15/29		675	689
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		3,525	3,287
Mauser Packaging Solutions Holding
7.875%, 08/15/26(A)		675	687
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)		725	711
OI European Group BV
4.750%, 02/15/30(A)		925	865
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		1,475	1,479
Sealed Air
7.250%, 02/15/31(A)		550	583
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		2,550	2,501
Total Packaging			14,721
Packaging / Paper / Forest Products [0.0%]
Kleopatra Finco Sarl
4.250%, 03/01/26	EUR	700	635
Paper [0.1%]
Graphic Packaging International
4.750%, 07/15/27(A)		300	291

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Graphic Packaging International
3.500%, 03/15/28(A)	$300	$280
3.500%, 03/01/29(A)	525	472
Total Paper		1,043
Paper & Related Products [0.4%]
Celulosa Arauco y Constitucion
4.200%, 01/29/30(A)	2,950	2,725
Domtar
6.750%, 10/01/28(A)	1,330	1,202
Mativ Holdings
6.875%, 10/01/26(A)	1,875	1,799
Suzano Austria GmbH
5.000%, 01/15/30	2,450	2,369
Total Paper & Related Products		8,095
Petroleum & Fuel Products [5.4%]
Chesapeake Energy
6.750%, 04/15/29(A)	1,155	1,166
Civitas Resources
5.000%, 10/15/26(A)	951	922
Cosan Overseas
8.250%, 02/05/72	3,275	3,261
Ecopetrol
4.625%, 11/02/31	7,550	6,404
Ecopetrol
8.875%, 01/13/33	1,230	1,337
Ecopetrol
5.875%, 05/28/45	4,500	3,554
Energian Israel Finance
5.375%, 03/30/28(A)	4,183	3,672
Energy Transfer
6.625%, US0003M + 4.155%, 02/15/72(B)	805	672
Geopark
5.500%, 01/17/27	8,755	7,766
Hilcorp Energy I
6.250%, 11/01/28(A)	1,166	1,161
Hilcorp Energy I
8.375%, 11/01/33(A)	1,609	1,705
KazMunayGas National JSC, MTN
5.375%, 04/24/30	2,550	2,526
Kinetik Holdings
5.875%, 06/15/30(A)	1,185	1,163
Kosmos Energy
7.125%, 04/04/26	7,875	7,498
Kosmos Energy
7.500%, 03/01/28	405	370
Leviathan Bond
6.125%, 06/30/25(A)	1,750	1,693

Description	Face Amount (000)(1)	Value (000)
Leviathan Bond
6.500%, 06/30/27(A)	$3,611	$3,389
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,585	3,495
Medco Bell Pte
6.375%, 01/30/27	3,285	3,127
Medco Maple Tree Pte
8.960%, 04/27/29(A)	750	760
New Fortress Energy
6.750%, 09/15/25(A)	2,475	2,454
NGL Energy Operating
7.500%, 02/01/26(A)	470	475
Noble Finance II
8.000%, 04/15/30(A)	1,085	1,132
Nostrum Oil & Gas Finance BV
5.000%, 06/30/26	5,018	3,263
Oro Negro Drilling Pte
0.000%, * (D)	3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)	23,137	23
PBF Holding
6.000%, 02/15/28	1,195	1,160
Petrobras Global Finance BV
5.500%, 06/10/51	2,600	2,193
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	8,376
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	1,086
Petroleos del Peru
4.750%, 06/19/32	2,900	2,071
Petroleos Mexicanos
10.000%, 02/07/33	1,820	1,827
Petrorio Luxembourg Trading Sarl
6.125%, 06/09/26	850	835
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,238	1,250
Seadrill Finance
8.375%, 08/01/30(A)	650	678
ShaMaran Petroleum
12.000%, 07/30/25(A)	12,606	11,219
Summit Midstream Holdings
9.000%, 10/15/26(A) (F)	800	798
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,500	1,508
Talos Production
12.000%, 01/15/26	1,764	1,815
Tengizchevroil Finance International
3.250%, 08/15/30	3,350	2,752
Transocean
8.750%, 02/15/30(A)	594	620
Transocean Aquila
8.000%, 09/30/28(A)	565	573

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Tullow Oil
7.000%, 03/01/25		$4,150	$3,839
Valaris
8.375%, 04/30/30(A)		1,094	1,121
Venture Global Calcasieu Pass
6.250%, 01/15/30(A)		595	592
Venture Global LNG
8.125%, 06/01/28(A)		1,655	1,671
Venture Global LNG
9.875%, 02/01/32(A)		565	589
Vital Energy
10.125%, 01/15/28		561	576
Total Petroleum & Fuel Products			110,137
Pharmaceuticals [0.3%]
Bausch Health
5.000%, 02/15/29(A)		300	130
Bausch Health
6.250%, 02/15/29(A)		575	255
Bausch Health
7.250%, 05/30/29(A)		1,950	889
Bausch Health Americas
8.500%, 01/31/27(A)		750	417
Emergent BioSolutions
3.875%, 08/15/28(A)		1,100	445
Grifols
4.750%, 10/15/28(A)		1,975	1,791
Organon
5.125%, 04/30/31(A)		1,815	1,552
Total Pharmaceuticals			5,479
Pipelines [0.0%]
Allen Media
10.500%, 02/15/28(A)		835	447
Printing & Publishing [0.0%]
Cimpress
7.000%, 06/15/26		807	789
Real Estate [0.3%]
Emeria SASU
7.750%, 03/31/28	EUR	1,350	1,438
PCPD Capital
5.125%, 06/18/26		5,000	3,924
Total Real Estate			5,362
Real Estate Investment Trusts [0.2%]
Brookfield Property REIT
5.750%, 05/15/26(A)		2,322	2,251

Description	Face Amount (000)(1)		Value (000)
MPT Operating Partnership
5.250%, 08/01/26		$615	$550
Necessity Retail REIT
4.500%, 09/30/28(A)		1,020	859
Total Real Estate Investment Trusts			3,660
Real Estate Oper/Develop [0.6%]
Country Garden Holdings
5.125%, 01/17/25		2,600	190
Howard Hughes
5.375%, 08/01/28(A)		2,340	2,249
Kaisa Group Holdings
11.700%, 11/11/25(C)		2,021	65
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/72(B)		5,175	5,074
Pakuwon Jati
4.875%, 04/29/28		5,600	5,192
Total Real Estate Oper/Develop			12,770
Regional Banks-Non US [0.2%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/72(B)		4,500	4,467
Restaurants [0.2%]
1011778 BC ULC
4.000%, 10/15/30(A)		3,600	3,228
KFC Holding
4.750%, 06/01/27(A)		975	960
Yum! Brands
4.750%, 01/15/30(A)		500	485
Total Restaurants			4,673
Retail [1.2%]
Arcos Dorados BV
6.125%, 05/27/29		2,400	2,396
B&M European Value Retail
8.125%, 11/15/30	GBP	100	135
Bath & Body Works
6.750%, 07/01/36		810	816
BlueLinx Holdings
6.000%, 11/15/29(A)		1,415	1,309
Fertitta Entertainment
6.750%, 01/15/30(A)		1,370	1,205
FirstCash
5.625%, 01/01/30(A)		2,644	2,531
Foot Locker
4.000%, 10/01/29(A)		1,515	1,254

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Future Retail
5.600%, 01/22/25(C)		$16,200	$41
InRetail Consumer
3.250%, 03/22/28		2,600	2,333
Macy's Retail Holdings
6.125%, 03/15/32(A)		316	299
Macy's Retail Holdings
5.125%, 01/15/42		485	378
Michaels
5.250%, 05/01/28(A)		1,523	1,219
QVC
4.450%, 02/15/25		292	274
QVC
4.375%, 09/01/28		467	337
QVC
5.450%, 08/15/34		2,735	1,658
Vivo Energy Investments BV
5.125%, 09/24/27		8,300	7,760
Total Retail			23,945
Retailers [0.2%]
Academy
6.000%, 11/15/27(A)		1,620	1,591
Asbury Automotive Group
4.625%, 11/15/29(A)		1,100	1,019
Asbury Automotive Group
5.000%, 02/15/32(A)		350	318
Gap
3.625%, 10/01/29(A)		425	364
Gap
3.875%, 10/01/31(A)		450	370
LCM Investments Holdings II
4.875%, 05/01/29(A)		100	93
LCM Investments Holdings II
8.250%, 08/01/31(A)		700	730
William Carter
5.625%, 03/15/27(A)		400	395
Total Retailers			4,880
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)		4,275	257
Services [0.2%]
Cerved Group
9.175%, EUR003M + 5.250%, 02/15/29(B)	EUR	1,275	1,360

Description	Face Amount (000)(1)		Value (000)
Summer BC Holdco B SARL
5.750%, 10/31/26	EUR	$2,500	$2,642
Total Services			4,002
Steel & Steel Works [0.5%]
CAP
3.900%, 04/27/31		6,875	5,321
CSN Islands XI
6.750%, 01/28/28		800	781
CSN Resources
5.875%, 04/08/32(A)		1,075	935
Periama Holdings
5.950%, 04/19/26		2,661	2,618
Total Steel & Steel Works			9,655
Supermarkets [0.1%]
Albertsons
7.500%, 03/15/26(A)		1,075	1,095
Albertsons
6.500%, 02/15/28(A)		450	454
Total Supermarkets			1,549
Technology [2.2%]
ams-OSRAM
12.250%, 03/30/29(A)		425	473
AthenaHealth Group
6.500%, 02/15/30(A)		2,925	2,655
Boxer Parent
9.125%, 03/01/26(A)		1,300	1,299
Capstone Borrower
8.000%, 06/15/30(A)		1,125	1,170
Central Parent
7.250%, 06/15/29(A)		1,800	1,839
Clarivate Science Holdings
3.875%, 07/01/28(A)		350	330
Clarivate Science Holdings
4.875%, 07/01/29(A)		1,575	1,478
Cloud Software Group
6.500%, 03/31/29(A)		3,280	3,126
Cloud Software Group
9.000%, 09/30/29(A)		900	857
Coherent
5.000%, 12/15/29(A)		1,950	1,852
Consensus Cloud Solutions
6.000%, 10/15/26(A)		525	499
Consensus Cloud Solutions
6.500%, 10/15/28(A)		1,400	1,270
Dun & Bradstreet
5.000%, 12/15/29(A)		1,075	1,003

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Elastic
4.125%, 07/15/29(A)		$1,325	$1,217
Entegris Escrow
4.750%, 04/15/29(A)		350	337
Entegris Escrow
5.950%, 06/15/30(A)		3,811	3,785
GoTo Group
5.500%, 09/01/27(A)		1,350	653
HealthEquity
4.500%, 10/01/29(A)		1,525	1,417
Helios Software Holdings
4.625%, 05/01/28(A)		1,400	1,277
Iron Mountain
7.000%, 02/15/29(A)		1,225	1,259
McAfee
7.375%, 02/15/30(A)		3,050	2,786
Millennium Escrow
6.625%, 08/01/26(A)		825	586
NCR Atleos
9.500%, 04/01/29(A)		700	744
NCR Voyix
5.000%, 10/01/28(A)		700	662
NCR Voyix
5.125%, 04/15/29(A)		1,200	1,141
NCR Voyix
5.250%, 10/01/30(A)		550	505
Open Text
3.875%, 02/15/28(A)		1,800	1,673
Rackspace Technology Global
3.500%, 02/15/28(A)		1,000	402
Rocket Software
6.500%, 02/15/29(A)		2,050	1,783
Seagate HDD Cayman
9.625%, 12/01/32		1,316	1,505
Sensata Technologies BV
4.000%, 04/15/29(A)		600	557
Sensata Technologies BV
5.875%, 09/01/30(A)		475	472
SS&C Technologies
5.500%, 09/30/27(A)		1,850	1,823
Synaptics
4.000%, 06/15/29(A)		400	359
TTM Technologies
4.000%, 03/01/29(A)		775	704
Viavi Solutions
3.750%, 10/01/29(A)		325	284
ZipRecruiter
5.000%, 01/15/30(A)		2,160	1,890
Total Technology			45,672

Description	Face Amount (000)(1)		Value (000)
Technology, Electronics, Software & IT [0.0%]
Cedacri Mergeco SPA
8.627%, EUR003M + 4.625%, 05/15/28(B)	EUR	$790	$846
Telecommunications [0.3%]
Altice Financing
4.250%, 08/15/29	EUR	900	880
Altice Financing
5.750%, 08/15/29(A)		2,065	1,834
Altice France
8.125%, 02/01/27(A)		1,745	1,608
Altice France
3.375%, 01/15/28	EUR	100	87
Altice France
4.000%, 07/15/29	EUR	700	600
Altice France Holding
4.000%, 02/15/28	EUR	475	228
Altice France Holding
6.000%, 02/15/28(A)		325	156
Total Telecommunications			5,393
Telephones & Telecommunications [2.4%]
Axian Telecom
7.375%, 02/16/27(A)		8,545	7,989
C&W Senior Financing DAC
6.875%, 09/15/27		7,150	6,662
CT Trust
5.125%, 02/03/32(A)		3,195	2,792
Digicel
6.750%, 03/01/23(A)		4,800	96
Frontier Communications Holdings
5.875%, 10/15/27(A)		1,415	1,367
Iliad Holding SASU
6.500%, 10/15/26(A)		1,100	1,098
Iliad Holding SASU
7.000%, 10/15/28(A)		1,408	1,401
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,456
Network i2i
5.650%, H15T5Y + 4.274%, 04/15/72(B)		2,700	2,661
Oztel Holdings SPC
6.625%, 04/24/28		4,667	4,871
Sixsigma Networks Mexico
7.500%, 05/02/25		4,170	3,813
Telefonica Celular del Paraguay
5.875%, 04/15/27		1,500	1,460
5.875%, 04/15/27(A)		2,700	2,628

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Turk Telekomunikasyon
6.875%, 02/28/25		$7,850	$7,752
Turkcell Iletisim Hizmetleri
5.750%, 10/15/25		2,500	2,452
Total Telephones & Telecommunications			49,498
Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24		15,640	313
Prime Bloom Holdings
6.950%, 07/05/22		16,500	990
Total Textile-Products			1,303
Transportation Services [1.6%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,970	4,072
Georgian Railway JSC
4.000%, 06/17/28		5,600	5,113
JSW Infrastructure
4.950%, 01/21/29(A)		4,500	4,153
JSW Infrastructure, MTN
4.950%, 01/21/29		1,395	1,287
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28(A)		4,930	5,134
Royal Caribbean Cruises
7.250%, 01/15/30(A)		1,720	1,797
Rumo Luxembourg Sarl
4.200%, 01/18/32		4,325	3,682
Stena International
6.125%, 02/01/25(A)		1,200	1,193
Transnet SOC
8.250%, 02/06/28(A)		3,680	3,703
Viking Cruises
9.125%, 07/15/31(A)		1,096	1,168
Watco
6.500%, 06/15/27(A)		1,000	1,000
XPO
6.250%, 06/01/28(A)		600	607
Total Transportation Services			32,909
Transport-Equip and Leasng [0.0%]
Fortress Transportation and Infrastructure Investors
7.875%, 12/01/30(A)		575	599
Utility - Electric [0.4%]
Calpine
5.250%, 06/01/26(A)		289	285

Description	Face Amount (000)(1)		Value (000)
Calpine
4.500%, 02/15/28(A)		$925	$879
Calpine
5.125%, 03/15/28(A)		625	599
Enviva Partners
6.500%, 01/15/26(A)		1,010	498
NextEra Energy Operating Partners
7.250%, 01/15/29(A)		400	418
NRG Energy
5.750%, 01/15/28		1,450	1,445
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,092
TransAlta
7.750%, 11/15/29		100	106
Vistra Operations
5.500%, 09/01/26(A)		1,000	989
Vistra Operations
5.625%, 02/15/27(A)		725	715
Vistra Operations
7.750%, 10/15/31(A)		1,545	1,604
Total Utility - Electric			8,630
Water [0.3%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		4,425	4,348
Aegea Finance Sarl
9.000%, 01/20/31(A)		2,040	2,167
Total Water			6,515
Total Corporate Bonds
Cost ($1,198,578)			1,042,881
Mortgage-Backed Securities [17.4%]
522 Funding CLO, Ser 2021-7A, Cl E
11.894%, TSFR3M + 6.482%, 04/23/34(A) (B)		1,700	1,552
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
9.865%, EUR003M + 6.020%, 09/15/34(B)	EUR	1,000	967
Adagio V CLO DAC, Ser 2018-X, Cl ER
9.115%, EUR003M + 5.150%, 10/15/31(B)	EUR	1,000	985
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
9.666%, EUR003M + 5.710%, 04/25/34(B)	EUR	1,000	1,010

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
9.855%, EUR003M + 5.890%, 07/15/34(B)	EUR	$1,250	$1,249
ARBOUR CLO IX DAC, Ser 2021-9X, Cl E
9.755%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,271
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
10.452%, EUR003M + 6.450%, 11/15/31(B)	EUR	1,000	949
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl A
5.005%, EUR003M + 1.020%, 07/17/34(B)	EUR	3,600	3,877
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
10.205%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,000
Ballyrock CLO 23, Ser 2023-23A, Cl A1
7.358%, TSFR3M + 1.980%, 04/25/36(A) (B)		10,000	10,059
Barings Euro CLO BV, Ser 2018-1X, Cl E
8.085%, EUR003M + 4.120%, 04/15/31(B)	EUR	4,275	4,064
Barings Euro CLO BV, Ser 2018-2X, Cl E
9.015%, EUR003M + 5.050%, 10/15/31(B)	EUR	3,000	2,934
Barings Euro CLO DAC, Ser 2021-2X, Cl E
10.135%, EUR003M + 6.170%, 10/15/34(B)	EUR	2,374	2,331
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
10.816%, EUR003M + 6.860%, 07/25/35(B)	EUR	1,220	1,214
Barings Euro CLO DAC, Ser 2022-3X, Cl D
7.538%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,016
Battalion CLO 18, Ser 2021-18A, Cl ER
12.366%, TSFR3M + 6.972%, 10/15/36(A) (B)		2,000	1,759
Battalion CLO X, Ser 2021-10A, Cl DR2
12.270%, TSFR3M + 6.872%, 01/25/35(A) (B)		2,750	2,275

Description	Face Amount (000)(1)		Value (000)
Battalion CLO XIV, Ser 2021-14A, Cl ER
12.537%, TSFR3M + 7.122%, 01/20/35(A) (B)		$3,500	$3,187
BBAM US CLO I, Ser 2022-1A, Cl A1
6.774%, TSFR3M + 1.380%, 04/15/35(A) (B)		9,750	9,677
Birch Grove CLO 2, Ser 2021-2A, Cl E
12.608%, TSFR3M + 7.212%, 10/19/34(A) (B)		3,750	3,537
Birch Grove CLO 3, Ser 2021-3A, Cl E
12.638%, TSFR3M + 7.242%, 01/19/35(A) (B)		4,000	3,806
Birch Grove CLO 7, Ser 2023-7A, Cl E
14.018%, TSFR3M + 8.640%, 10/20/36(A) (B)		1,100	1,095
Black Diamond CLO, Ser 2021-1A, Cl D
13.154%, TSFR3M + 7.742%, 11/22/34(A) (B)		1,000	957
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
10.525%, EUR003M + 6.600%, 03/15/31(B)	EUR	1,750	1,659
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
10.102%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,000	2,985
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
12.845%, EUR003M + 8.920%, 12/15/32(B)	EUR	1,250	1,199
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
7.065%, EUR003M + 3.100%, 10/15/35(B)	EUR	1,150	1,167
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
9.756%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,394
Bridgepoint CLO 2 DAC, Ser 2021-2X, Cl A
4.865%, EUR003M + 0.900%, 04/15/35(B)	EUR	5,400	5,810
BSL CLO 3, Ser 2021-3A, Cl E
12.627%, TSFR3M + 7.212%, 10/20/34(A) (B)		2,000	1,908

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cairn CLO XI DAC, Ser 2019-11X, Cl E
10.735%, EUR003M + 6.770%, 07/15/32(B)	EUR	$5,850	$5,991
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
4.955%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,662
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
10.113%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	997
Cairn CLO XIV DAC, Ser 2021-14X, Cl A
4.952%, EUR003M + 1.000%, 10/29/34(B)	EUR	2,000	2,160
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
10.062%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,007
Capital Four CLO I DAC, Ser 2019-1X, Cl E
10.435%, EUR003M + 6.470%, 01/15/33(B)	EUR	1,500	1,562
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
10.435%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,630
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
7.502%, EUR003M + 3.500%, 02/15/36(B)	EUR	1,350	1,303
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
10.462%, EUR003M + 6.460%, 02/15/36(B)	EUR	2,700	2,553
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
9.465%, EUR003M + 5.500%, 01/16/33(B)	EUR	2,000	1,959
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
8.895%, EUR003M + 4.930%, 07/15/31(B)	EUR	3,300	3,249
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
8.536%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,274

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
10.623%, EUR003M + 6.650%, 11/10/35(B)	EUR	$1,450	$1,392
Cathedral Lake VI, Ser 2021-6A, Cl E
12.850%, TSFR3M + 7.472%, 04/25/34(A) (B)		1,000	860
Cathedral Lake VIII, Ser 2021-8A, Cl E
13.164%, TSFR3M + 7.752%, 01/20/35(A) (B)		2,000	1,885
CQS US CLO, Ser 2021-1A, Cl DJ
10.657%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	287
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
12.022%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	605
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
10.632%, EUR003M + 6.700%, 06/17/32(B)	EUR	1,000	1,070
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
9.526%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	994
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
12.705%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,718
Diameter Capital Clo 2, Ser 2021-2A, Cl D
11.716%, TSFR3M + 6.322%, 10/15/36(A) (B)		2,200	2,109
Diameter Capital CLO 3, Ser 2022-3A, Cl D
12.194%, TSFR3M + 6.800%, 04/15/37(A) (B)		2,600	2,471
Diameter Capital CLO 5, Ser 2023-5A, Cl D
12.884%, TSFR3M + 7.570%, 10/15/36(A) (B)		2,000	1,956
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
8.715%, EUR003M + 4.750%, 07/15/32(B)	EUR	911	877
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
11.272%, EUR003M + 7.270%, 08/15/31(B)	EUR	1,250	1,013

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
10.315%, EUR003M + 6.330%, 01/17/33(B)	EUR	$4,200	$4,225
Dryden 66 Euro CLO 2018 DAC, Ser 2018-66X, Cl E
9.385%, EUR003M + 5.410%, 01/18/32(B)	EUR	1,200	1,221
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
10.345%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	4,446
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
10.003%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,500	1,416
Dryden 91 Euro CLO 2021 DAC, Ser 2022-91X, Cl E
11.035%, EUR003M + 7.060%, 04/18/35(B)	EUR	1,000	1,022
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
11.949%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	500
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
9.822%, EUR003M + 5.820%, 02/15/34(B)	EUR	1,350	1,366
Fair Oaks Loan Funding II DAC, Ser 2021-2X, Cl AR
4.845%, EUR003M + 0.880%, 04/15/34(B)	EUR	3,500	3,789
Fair Oaks Loan Funding III DAC, Ser 2021-3X, Cl AR
4.965%, EUR003M + 1.000%, 10/15/34(B)	EUR	10,000	10,813
Fidelity Grand Harbour CLO DAC, Ser 2019-1X, Cl E
9.935%, EUR003M + 6.010%, 03/15/32(B)	EUR	1,000	1,001
Franklin Park Place CLO I, Ser 2022-1A, Cl E
12.894%, TSFR3M + 7.500%, 04/14/35(A) (B)		3,160	2,960
Greywolf CLO II, Ser 2021-1A, Cl DRR
12.704%, TSFR3M + 7.310%, 04/15/34(A) (B)		3,000	2,810
Greywolf CLO III, Ser 2020-3RA, Cl DR
12.592%, TSFR3M + 7.180%, 04/15/33(A) (B)		5,000	4,611

Description	Face Amount (000)(1)		Value (000)
Guggenheim CLO, Ser 2023-2A, Cl E
14.634%, TSFR3M + 9.240%, 01/15/35(A) (B)		$3,000	$2,994
Halseypoint CLO 7, Ser 2023-7A, Cl A
7.509%, TSFR3M + 2.250%, 07/20/36(A) (B)		10,000	10,031
Harriman Park CLO, Ser 2021-1A, Cl ER
12.077%, TSFR3M + 6.662%, 04/20/34(A) (B)		1,300	1,275
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
9.122%, EUR003M + 5.120%, 02/15/30(B)	EUR	1,000	991
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
10.075%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,480
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
12.303%, EUR003M + 8.310%, 10/20/32(B)	EUR	1,500	1,481
Harvest CLO XXIV DAC, Ser 2021-24X, Cl AR
5.005%, EUR003M + 1.040%, 07/15/34(B)	EUR	5,000	5,423
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
7.415%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,174
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
7.485%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,476
Henley CLO III DAC, Ser 2021-3X, Cl ER
10.246%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,063
Henley CLO IV DAC, Ser 2021-4X, Cl A
4.856%, EUR003M + 0.900%, 04/25/34(B)	EUR	2,500	2,702
ICG Euro CLO DAC, Ser 2021-1X, Cl E
10.425%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	1,985
ICG Euro CLO DAC, Ser 2021-1X, Cl F
12.785%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	975

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Invesco Euro CLO IV DAC, Ser 2020-4X, Cl A
4.895%, EUR003M + 0.930%, 04/15/33(B)	EUR	$3,700	$4,004
Jamestown CLO XVII, Ser 2021-17A, Cl E
12.730%, TSFR3M + 7.352%, 01/25/35(A) (B)		4,000	3,788
KKR CLO 14, Ser 2018-14, Cl ER
11.806%, TSFR3M + 6.412%, 07/15/31(A) (B)		2,000	1,893
Logiclane I CLO DAC, Ser 2022-1X, Cl A
4.935%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,375
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
9.165%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	151
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
9.985%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,027
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
9.785%, EUR003M + 5.860%, 12/15/31(B)	EUR	900	919
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
9.355%, EUR003M + 5.390%, 10/15/32(B)	EUR	1,300	1,322
Marble Point CLO XX, Ser 2021-1A, Cl E
12.784%, TSFR3M + 7.372%, 04/23/34(A) (B)		1,000	933
Marble Point CLO XXII, Ser 2021-2A, Cl A
6.840%, TSFR3M + 1.462%, 07/25/34(A) (B)		4,000	3,975
Midocean Credit CLO IX, Ser 2018-9A, Cl E
11.727%, TSFR3M + 6.312%, 07/20/31(A) (B)		1,000	929
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
12.834%, TSFR3M + 7.422%, 10/23/34(A) (B)		3,000	2,620
MidOcean Credit CLO XII, Ser 2023-12A, Cl A1
7.395%, TSFR3M + 2.000%, 04/18/34(A) (B)		7,500	7,506

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 20, Ser 2021-20A, Cl ER
13.490%, TSFR3M + 8.112%, 01/25/32(A) (B)		$2,438	$2,346
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
7.252%, EUR003M + 3.250%, 07/22/34(B)	EUR	1,375	1,319
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
10.062%, EUR003M + 6.060%, 07/22/34(B)	EUR	2,300	2,192
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
12.632%, EUR003M + 8.630%, 07/22/34(B)	EUR	3,230	2,754
Northwoods Capital 22, Ser 2022-22A, Cl D2R
11.027%, TSFR3M + 5.650%, 09/01/31(A) (B)		1,000	967
Northwoods Capital 25, Ser 2021-25A, Cl E
12.817%, TSFR3M + 7.402%, 07/20/34(A) (B)		2,000	1,903
Northwoods Capital 26 Euro DAC, Ser 2022-26X, Cl E
11.535%, EUR003M + 7.570%, 07/15/35(B)	EUR	500	532
Northwoods Capital 27, Ser 2021-27A, Cl E
12.704%, TSFR3M + 7.302%, 10/17/34(A) (B)		1,150	1,022
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
7.602%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,396
OAK Hill European Credit Partners V Designated Activity, Ser 2021-5X, Cl ER
10.372%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,021
Oaktree CLO, Ser 2022-3A, Cl A2
7.694%, TSFR3M + 2.300%, 07/15/35(A) (B)		4,300	4,311
Oaktree CLO, Ser 2023-1A, Cl A1
7.294%, TSFR3M + 1.900%, 04/15/36(A) (B)		5,000	5,008
OZLM XXIV, Ser 2019-24A, Cl D
12.727%, TSFR3M + 7.312%, 07/20/32(A) (B)		4,000	3,332

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
PARK BLUE CLO, Ser 2023-3A, Cl A1
7.416%, TSFR3M + 2.000%, 04/20/36(A) (B)		$10,000	$10,017
Pikes Peak CLO 14, Ser 2023-14A, Cl A1
7.366%, TSFR3M + 1.950%, 04/20/36(A) (B)		10,900	10,960
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
10.393%, EUR003M + 6.400%, 04/20/32(B)	EUR	2,000	2,142
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl A
4.913%, EUR003M + 0.920%, 01/20/33(B)	EUR	13,970	15,125
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
7.419%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,346
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
10.189%, EUR003M + 6.220%, 01/24/35(B)	EUR	1,500	1,466
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
12.869%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	873
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
10.544%, TSFR3M + 5.132%, 10/22/34(A) (B)		1,010	945
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.927%, TSFR3M + 7.512%, 07/20/34(A) (B)		1,800	1,686
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
7.565%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,037
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
9.855%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,108
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
7.365%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,358
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
12.345%, EUR003M + 8.380%, 01/15/34(B)	EUR	255	259

Description	Face Amount (000)(1)		Value (000)
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
10.155%, EUR003M + 6.170%, 07/17/34(B)	EUR	$1,000	$1,033
Segovia European CLO DAC, Ser 2022-3X, Cl ER
10.316%, EUR003M + 6.360%, 01/25/35(B)	EUR	1,000	1,037
Sound Point CLO XXVIII, Ser 2020-3A, Cl A1
6.920%, TSFR3M + 1.542%, 01/25/32(A) (B)		10,000	9,995
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl ER
8.395%, EUR003M + 4.430%, 01/15/32(B)	EUR	5,366	4,973
St. Paul's CLO VI DAC, Ser 2021-6X, Cl ERR
10.302%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,003
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
10.095%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	3,994
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
8.585%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	2,783
St. Paul's CLO X DAC, Ser 2021-10X, Cl DR
7.752%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	257
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
10.362%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,410
St. Paul's CLO XII DAC, Ser 2020-12X, Cl E
9.285%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	1,698
TCW CLO, Ser 2021-1A, Cl E
11.497%, TSFR3M + 6.082%, 03/18/34(A) (B)		2,300	2,065
Tikehau CLO II BV, Ser 2021-2X, Cl ER
10.278%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,013
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
10.285%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,122

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
10.426%, EUR003M + 6.470%, 07/25/34(B)	EUR	$2,000	$2,012
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
10.265%, EUR003M + 6.300%, 07/15/34(B)	EUR	2,000	1,995
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
10.478%, EUR003M + 6.490%, 01/12/32(B)	EUR	1,207	1,202
Trimaran Cavu, Ser 2019-1A, Cl E
12.717%, TSFR3M + 7.302%, 07/20/32(A) (B)		1,800	1,702
Trimaran Cavu, Ser 2019-2A, Cl D
12.607%, TSFR3M + 7.212%, 11/26/32(A) (B)		1,750	1,646
Trimaran Cavu, Ser 2021-3A, Cl E
13.027%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	1,903
Trimaran Cavu, Ser 2023-2A, Cl E
13.473%, TSFR3M + 8.050%, 10/20/36(A) (B)		1,000	992
Wind River CLO, Ser 2021-1KRA, Cl FR2
13.556%, TSFR3M + 8.162%, 10/15/34(A) (B)		1,000	728
Total Mortgage-Backed Securities
Cost ($364,114)			354,137
Loan Participations [17.1%]
Aerospace and Defense [0.2%]
Peraton Corp., Term B Loan, 1st Lien
9.206%, CME Term SOFR + 3.750%, 02/01/28(B)		1,753	1,755
Peraton Corp., Term B-1 Loan, 2nd Lien
13.222%, CME Term SOFR + 7.750%, 02/01/29(B)		508	504
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan
8.463%, CME Term SOFR + 4.500%, 04/01/28(B)		224	184
Spirit Aerosystems, Inc., 2022 Refinancing Term Loan, 1st Lien
9.633%, CME Term SOFR + 4.250%, 01/15/27(B)		722	723

Description	Face Amount (000)(1)		Value (000)
TransDigm Inc., Tranche J Term Loan, 1st Lien
8.598%, CME Term SOFR + 3.250%, 02/28/31(B)		$450	$452
Total Aerospace and Defense			3,618
Automobile [0.0%]
CWGS Group, LLC, Initial Term Loan, 1st Lien
7.972%, CME Term SOFR + 2.500%, 06/03/28(B)		992	968
Automotive [0.1%]
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
9.970%, 04/06/28(B)		992	995
Phinia Inc., Term Loan B
9.490%, 06/08/28		1,000	1,004
Total Automotive			1,999
Banking [0.0%]
Nexus Buyer LLC, Term Loan, 1st Lien
9.206%, CME Term SOFR + 3.750%, 11/09/26(B)		402	397
9.738%, 12/23/30		120	119
Total Banking			516
Beverage, Food and Tobacco [0.1%]
Naked Juice LLC, Initial Loan, 2nd Lien
11.448%, CME Term SOFR + 6.000%, 01/24/30(B)		130	104
Naked Juice LLC, Initial Term Loan, 1st Lien
8.698%, CME Term SOFR + 3.250%, 01/24/29(B)		558	538
Sigma Holdco B.V., Facility B1, 1st Lien
7.413%, EURIBOR + 3.500%, 07/02/25(B)		480	528
Whole Earth Brands, Inc., Term Loan, 1st Lien
9.998%, CME Term SOFR + 4.500%, 02/05/28(B)		372	316
Total Beverage, Food and Tobacco			1,486

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Broadcasting and Entertainment [1.1%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
10.998%, CME Term SOFR + 5.500%, 02/10/27(B)	$642	$568
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
10.394%, CME Term SOFR + 5.000%, 10/31/27(B)	3,082	3,061
Altice Financing, Term Loan, 1st Lien
8.934%, 10/31/27	1,000	1,071
Altice France S.A., EUR TLB-[14] Loan, 1st Lien
9.465%, EURIBOR + 5.500%, 08/15/28(B)	1,489	1,464
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.894%, CME Term SOFR + 5.500%, 08/15/28(B)	1,917	1,717
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
7.133%, CME Term SOFR + 1.750%, 02/01/27(B)	913	913
Charter Communications Operating, LLC, Term B-4 Loan, 1st Lien
7.360%, 12/01/30	1,170	1,165
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.948%, CME Term SOFR + 3.500%, 12/17/26(B)	782	721
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
7.726%, Syn LIBOR + 2.250%, 07/17/25(B)	2,062	2,025
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.650%, CME Term SOFR + 5.000%, 08/02/27(B)	1,178	1,177
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
8.025%, LIBOR + 2.563%, 05/01/26(B)	990	985
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.720%, CME Term SOFR + 3.250%, 03/15/26(B)	1,798	1,799
Virgin Media Bristol LLC, Facility Q, 1st Lien
8.726%, CME Term SOFR + 3.250%, 01/31/29(B)	1,825	1,819

Description	Face Amount (000)(1)	Value (000)
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.790%, CME Term SOFR + 3.250%, 03/31/31(B)	$200	$199
Virgin Media Ireland Limited, Facility B1, 1st Lien
7.333%, EURIBOR + 3.500%, 07/15/29(B)	1,000	1,085
Virgin Media SFA, Term Loan, 1st Lien
0.000%, 12/31/29(G)	1,000	1,051
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
7.976%, LIBOR + 2.500%, 04/30/28(B)	1,000	996
Total Broadcasting and Entertainment		21,816
Buildings and Real Estate [0.3%]
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
8.220%, CME Term SOFR + 2.750%, 05/15/26(B)	659	649
Crown Subsea Communications Holding, Inc., Amendment No. 2 Term Loan, 1st Lien
10.707%, CME Term SOFR + 5.250%, 04/27/27(B)	183	183
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1st Lien
10.457%, CME Term SOFR + 5.000%, 04/27/27(B)	721	725
Cushman & Wakefield U.S. Borrower, LLC, 2023-2 Refinancing Term Loan, 1st Lien
9.356%, CME Term SOFR + 4.000%, 01/31/30(B)	800	798
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 12/08/25(B)	700	662
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
9.360%, CME Term SOFR + 3.750%, 08/06/26(B)	894	818
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
9.948%, CME Term SOFR + 4.500%, 04/29/29(B)	1,292	1,277

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Smyrna Ready Mix Concrete, LLC, 2023 Refinancing Term Loan, 1st Lien
8.858%, CME Term SOFR + 3.500%, 04/02/29(B)	$412	$413
TAMKO Building Products LLC, 2023 Term Loan, 1st Lien
8.870%, CME Term SOFR + 3.500%, 09/20/30(B)	500	502
Total Buildings and Real Estate		6,027
Business Equipment & Services [0.0%]
Emerald X, Inc., Initial Term Loan
10.456%, 06/02/26	599	601
Cargo Transport [0.3%]
Daseke Companies, Inc., Initial Term Loan (2021), 1st Lien
9.470%, CME Term SOFR + 4.000%, 03/09/28(B)	814	812
Delos Aircraft Designated Activity Company, Term Loan (2023), 1st Lien
7.348%, CME Term SOFR + 2.000%, 10/31/27(B)	770	773
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-1 Loan, 1st Lien
9.356%, CME Term SOFR + 4.000%, 08/24/28(B)	1,010	1,012
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-2 Loan, 1st Lien
9.356%, CME Term SOFR + 4.000%, 08/24/28(B)	433	434
LaserShip, Inc., Initial Loan, 2nd Lien
13.396%, CME Term SOFR + 7.500%, 05/07/29(B)	645	533
LaserShip, Inc., Initial Term Loan, 1st Lien
10.396%, CME Term SOFR + 4.500%, 05/07/28(B)	828	758
Rand Parent, LLC, Term B Loan, 1st Lien
9.598%, CME Term SOFR + 4.250%, 03/17/30(B)	851	846
Total Cargo Transport		5,168

Description	Face Amount (000)(1)	Value (000)
Chemicals [0.1%]
Consolidated Energy Limited Term Loan B
7.948%, LIBOR + 2.500%, 05/07/25(B)	$1,294	$1,252
Consolidated Energy Limited, Incremental Term Loan, 1st Lien
8.948%, 05/07/25	500	485
Total Chemicals		1,737
Chemicals & plastics [0.1%]
Cyanco Intermediate 2 Corp., Initial Term Loan
10.098%, 06/29/28	1,026	1,027
Chemicals, Plastics and Rubber [1.0%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
8.948%, LIBOR + 3.750%, 09/22/28(B)	1,963	1,938
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 1st Lien
10.318%, CME Term SOFR + 4.750%, 08/27/26(B)	992	952
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.856%, CME Term SOFR + 3.500%, 08/18/28(B)	355	354
Eden S.A.S, Facility B, 1st Lien
8.550%, EURIBOR + 4.625%, 06/22/29(B)	1,000	1,105
Flint Group, Term Loan
0.000%, 12/31/26(G)	634	576
0.000%, 12/31/27(G)	309	224
Granite FR Bidco, Term Loan, 1st Lien
8.934%, 10/17/28	1,000	1,085
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
7.850%, Euribor + 3.925%, 07/03/28(B)	1,000	1,008
Herens Holdco S.a r.l., Facility B (USD), 1st Lien
9.373%, CME Term SOFR + 3.925%, 07/03/28(B)	735	664
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
12.894%, CME Term SOFR + 7.438%, 03/15/30(B)	695	581

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
ILPEA Parent Inc., Term Loan, 1st Lien
9.974%, CME Term SOFR + 4.500%, 06/22/28(B)	$543	$533
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Dollar Term Loan, 1st Lien
9.238%, CME Term SOFR + 3.750%, 07/08/30(B)	680	679
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Euro Term Loan, 1st Lien
7.955%, Euribor + 4.000%, 07/07/30(B)	1,000	1,098
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
9.706%, CME Term SOFR + 4.250%, 04/02/29(B)	520	515
Nouryon Finance B.V., Extended Dollar Term Loan, 1st Lien
9.467%, CME Term SOFR + 4.000%, 04/03/28(B)	162	162
PMHC II, Inc., Initial Term Loan, 1st Lien
9.807%, CME Term SOFR + 4.250%, 04/23/29(B)	869	829
Root Bidco Sarl, Term Loan, 1st Lien
9.222%, 09/29/27	1,000	1,084
Sirona Bidco, Term Loan, 1st Lien
8.432%, 10/20/28	2,500	2,381
Timber Servicios Empresariales, S.A., Facility B, 1st Lien
8.986%, EURIBOR + 4.850%, 03/30/29(B)	1,000	1,039
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
8.150%, CME Term SOFR + 2.500%, 05/03/28(B)	748	581
Tronox Finance LLC, 2023 Incremental Term Loan, 1st Lien
8.848%, CME Term SOFR + 3.500%, 08/16/28(B)	720	719
Vantage Specialty Chemicals, Inc., 2023 Incremental Term Loan, 1st Lien
10.108%, CME Term SOFR + 4.750%, 10/26/26(B)	953	916
Windsor Holdings III, LLC, Dollar Term B Loan, 1st Lien
9.841%, CME Term SOFR + 4.500%, 08/01/30(B)	733	737

Description	Face Amount (000)(1)	Value (000)
Windsor Holdings III, LLC, Euro Term B Loan, 1st Lien
8.368%, Euribor + 4.500%, 08/01/30(B)	$1,000	$1,107
Total Chemicals, Plastics and Rubber		20,867
Consumer Discretionary [0.1%]
Aggreko, Term Loan, 1st Lien
9.252%, 08/16/26	1,000	1,105
Camping World, Term Loan, 1st Lien
10.290%, 06/03/28	589	589
Restoration Hardware, Term Loan B, 1st Lien
7.970%, 10/20/28	916	890
Total Consumer Discretionary		2,584
Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
9.948%, 06/28/26	46	45
Justrite (Safety Products) Term Loan B
9.948%, 06/28/26	853	831
Total Consumer Durables		876
Consumer Products [0.2%]
Idemia Group S.A.S., Term Loan (EUR)
8.675%, 09/22/28	1,500	1,656
Stiga SPA, Term Loan B-1, 1st Lien
8.776%, 03/02/26	2,584	2,681
Total Consumer Products		4,337
Consumer Staples [0.0%]
Tate & Lyle/Primary Products, Term Loan, 1st Lien
9.546%, 10/25/28	657	657
Containers, Packaging and Glass [0.1%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
8.669%, EURIBOR + 4.725%, 02/12/26(B)	1,000	973
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
10.476%, CME Term SOFR + 4.725%, 02/12/26(B)	1,004	941
Total Containers, Packaging and Glass		1,914

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Diversified Media [0.1%]
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
9.191%, LIBOR + 3.750%, 03/03/28(B)	$1,147	$1,149
Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
10.970%, LIBOR + 5.500%, 11/30/28(B)	962	943
Mativ Holdings, Inc., Term B Loan, 1st Lien
9.220%, CME Term SOFR + 3.750%, 04/20/28(B)	532	528
Total Diversified Natural Resources, Precious Metals and Minerals		1,471
Diversified/Conglomerate Service [0.7%]
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
9.358%, CME Term SOFR + 4.000%, 02/15/29(B)	1,728	1,726
Employbridge Holding Company, Term B Loan, 1st Lien
10.407%, CME Term SOFR + 4.750%, 07/19/28(B)	1,176	958
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.000%, 10/23/28(B)	1,985	1,993
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
9.875%, CME Term SOFR + 4.500%, 12/22/27(B)	496	498
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.900%, CME Term SOFR + 4.250%, 09/01/28(B)	1,259	1,211
OMNIA Partners, LLC , Delayed Draw Term Loan, 1st Lien
0.500%, UNFND + 0.500%, 07/25/30(B)	67	67
OMNIA Partners, LLC , Initial Term Loan, 1st Lien
9.628%, CME Term SOFR + 4.250%, 07/25/30(B)	713	717

Description	Face Amount (000)(1)	Value (000)
Physician Partners, LLC, Initial Term Loan, 1st Lien
9.533%, CME Term SOFR + 4.000%, 12/23/28(B)	$911	$859
Signal Parent, Inc., Initial Term Loan, 1st Lien
8.956%, CME Term SOFR + 3.500%, 04/03/28(B)	1,088	966
TMS International Corporation, Term B-4 Loan, 1st Lien
10.106%, CME Term SOFR + 4.750%, 03/07/30(B)	522	525
TRC Companies LLC, Initial Term Loan, 1st Lien
9.220%, CME Term SOFR + 3.750%, 12/08/28(B)	694	692
Unique BidCo AB, Facility B Loan, 1st Lien
9.094%, EURIBOR + 5.250%, 03/16/29(B)	1,000	1,048
United Talent Agency, LLC, Term B Loan, 1st Lien
9.650%, CME Term SOFR + 4.000%, 07/07/28(B) (E)	658	659
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
10.400%, CME Term SOFR + 4.750%, 06/28/29(B)	1,642	1,627
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
6.925%, EURIBOR + 3.000%, 03/27/28(B)	1,500	1,641
Total Diversified/Conglomerate Service		15,187
Ecological [0.1%]
TMF Sapphire Bidco B.V., Facility B1, 1st Lien
8.464%, Euribor + 4.500%, 05/03/28(B)	1,500	1,660
Electronics [1.0%]
Adeia Inc., Initial Term B Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 06/08/28(B)	1,852	1,848
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-1 Loan, 1st Lien
9.956%, CME Term SOFR + 4.500%, 08/09/30(B)	2,395	2,390

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Evercommerce Solutions Inc., Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.000%, 07/06/28(B)	$914	$914
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
8.679%, CME Term SOFR + 2.750%, 10/30/28(B)	712	715
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
8.175%, EURIBOR + 4.250%, 04/01/28(B)	1,927	2,044
LSF9 Atlantis Holdings, LLC, Term Loan, 1st Lien
12.640%, CME Term SOFR + 7.250%, 03/31/29(B)	621	604
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.645%, CME Term SOFR + 5.000%, 07/27/28(B)	1,407	988
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
9.193%, CME Term SOFR + 3.750%, 03/01/29(B)	1,375	1,366
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
9.220%, CME Term SOFR + 3.750%, 09/13/24(B)	397	397
Nobel Bidco B.V., Facility B, 1st Lien
7.475%, EURIBOR + 3.500%, 09/01/28(B)	1,500	1,590
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.206%, CME Term SOFR + 2.750%, 01/31/30(B)	1,564	1,567
Orchid Merger Sub II, LLC, Initial Term Loan, 1st Lien
10.248%, CME Term SOFR + 4.750%, 07/27/27(B)	772	456
Priority Holdings, LLC, Initial Term Loan, 1st Lien
11.220%, CME Term SOFR + 5.750%, 04/27/27(B)	1,114	1,111
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
8.230%, CME Term SOFR + 2.750%, 02/15/28(B)	1,901	822
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.456%, CME Term SOFR + 5.000%, 06/30/28(B)	1,071	948

Description	Face Amount (000)(1)	Value (000)
Snap One Holdings Corp., Initial Term Loan, 1st Lien
9.998%, CME Term SOFR + 4.500%, 12/08/28(B)	$1,133	$1,096
TTM Technologies, Inc., Term B Loan, 1st Lien
8.093%, CME Term SOFR + 2.750%, 05/30/30(B)	894	894
UPC Financing Partnership , Facility AX, 1st Lien
8.476%, CME Term SOFR + 3.000%, 01/31/29(B)	1,000	995
Total Electronics		20,745
Electronics/electrical [0.0%]
Capstone Borrower, Inc., Initial Term Loan
9.140%, 05/17/30	798	797
Energy [0.1%]
Arclight, Term Loan B, 1st Lien
8.845%, 04/13/28	881	880
Invenergy, Term Loan B, 1st Lien
0.000%, 08/03/29(G)	618	617
Invenergy, Term Loan C, 1st Lien
0.000%, 08/03/29(G)	48	47
Total Energy		1,544
Finance (including structured products) [0.7%]
AI Sirona (Luxembourg) Acquisition S.a.r.l., Facility B2 (EUR), 1st Lien
8.843%, Euribor + 5.000%, 09/30/28(B)	1,000	1,104
Castlelake Aviation One Designated Activity Company, 2023 Incremental Term Loan, 1st Lien
7.885%, CME Term SOFR + 2.500%, 10/22/27(B)	464	464
CTC Holdings, L.P., Term Loan, 1st Lien
10.522%, CME Term SOFR + 5.000%, 02/20/29(B)	734	726
DRW Holdings, LLC, Initial Term Loan, 1st Lien
9.220%, CME Term SOFR + 3.750%, 03/01/28(B)	1,000	997
FinCo I LLC, 2023 Initial Refinancing Term Loan, 1st Lien
8.383%, CME Term SOFR + 3.000%, 06/27/29(B)	658	660

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
FINThrive Software Intermediate Holdings, Inc., Initial Loan, 2nd Lien
12.220%, CME Term SOFR + 6.750%, 12/17/29(B)	$385	$226
FINThrive Software Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
9.470%, CME Term SOFR + 4.000%, 12/18/28(B)	566	449
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
10.360%, CME Term SOFR + 4.750%, 08/18/28(B)	1,158	1,156
HighTower Holding, LLC, Initial Term Loan, 1st Lien
9.641%, CME Term SOFR + 4.000%, 04/21/28(B)	843	839
Hudson River Trading LLC, Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.000%, 03/20/28(B)	719	716
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
8.220%, CME Term SOFR + 2.750%, 01/26/28(B)	990	993
LendingTree, Inc., Initial Term B Loan, 1st Lien
9.213%, CME Term SOFR + 3.750%, 09/15/28(B)	751	692
LSF11 A5 Holdco LLC, Term Loan B, 1st Lien
9.698%, 10/15/28	499	500
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
10.387%, CME Term SOFR + 4.750%, 10/27/27(B)	972	971
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
9.206%, CME Term SOFR + 3.750%, 10/02/28(B)	995	954
Saphilux S.a r.l., Facility B (EUR), 1st Lien
8.776%, Euribor + 4.750%, 07/18/28(B)	1,000	1,106
Trevise Holdings 1, Facility B, 1st Lien
8.758%, Euribor + 4.900%, 07/09/29(B)	1,000	1,112

Description	Face Amount (000)(1)	Value (000)
VFH Parent LLC, Initial Term Loan, 1st Lien
8.456%, CME Term SOFR + 3.000%, 01/13/29(B)	$959	$960
Total Finance (including structured products)		14,625
Financial intermediaries [0.0%]
Helix Gen Funding, LLC, Term Loan
10.098%, 12/03/27	958	959
Financials [0.2%]
Altisource Term Loan B (2018)
14.240%, 03/29/24	618	490
Brookfield NGPL, Term Loan B, 1st Lien
8.616%, 12/05/30	350	349
Citadel Securities, Term Loan
7.970%, 07/29/30	1,397	1,399
EIG Management, Term Loan B, 1st Lien
9.198%, 01/31/25	914	912
GTCR W Merger Sub LLC, Term Loan, 1st Lien
0.000%, 09/20/30(G)	650	652
Superannuation and Investments, Term Loan, 1st Lien
9.220%, 12/01/28	766	767
Total Financials		4,569
Food, Beverage and Tobacco [0.2%]
Artisan Newco BV, Term Loan, 1st Lien
8.466%, 02/02/29	990	1,084
Thevelia Tricor Group, Term Loan
8.466%, 06/18/29	953	1,053
ZF Invest, Senior Facility B, 1st Lien
7.386%, EURIBOR + 3.925%, 06/30/28(B)	2,000	2,140
Total Food, Beverage and Tobacco		4,277
Gaming [0.1%]
Scientific Games, Term Loan, 1st Lien
7.964%, 02/04/29	1,000	1,089

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	$216,667	$1,214
Healthcare [1.1%]
Alloheim Term Loan B
7.627%, 02/26/25	EUR	1,500	1,367
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
8.026%, Euribor + 4.000%, 07/24/25(B)	EUR	2,000	2,163
Chrome Bidco, Facility B, 1st Lien
7.547%, EURIBOR + 3.250%, 05/12/28(B)		2,500	2,454
Cidron Ollopa Holding B.V., Facility B, 1st Lien
6.818%, EURIBOR + 3.250%, 04/16/25(B)	EUR	1,437	1,582
Domus VI
7.198%, 10/31/26		1,000	974
Envalior Finance GmbH, Facility B1 (EUR)
9.448%, 03/28/30		1,000	1,004
Gesundheits GmbH Term Loan
7.835%, 07/30/26	EUR	2,000	1,406
Indivior, Term Loan B, 1st Lien
10.902%, 06/26/26		772	768
Inovie Group, Term Loan, 1st Lien
7.925%, 03/03/28		2,000	2,004
Insulet Corporation, Term Loan B, 1st Lien
8.713%, 05/04/28		558	559
Mediq BV, Term Loan, 1st Lien
7.472%, 03/03/28		1,000	1,081
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
9.706%, CME Term SOFR + 4.250%, 11/16/27(B)		901	899
Onex TSG Intermediate Corp, Term Loan, 1st Lien
10.395%, 02/28/28		705	694
PetIQ, Term Loan, 1st Lien
10.167%, 04/07/28		1,021	1,011
Sotera Health, Term Loan, 1st Lien
9.106%, 12/11/26		733	733
TakeCare Bidco SAS, Term Loan, 1st Lien
7.897%, 05/26/28		1,000	1,098
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
9.463%, 03/31/28		733	732

Description	Face Amount (000)(1)		Value (000)
Vivalto Sante, Term Loan, 1st Lien
7.272%, 07/21/28		$1,500	$1,616
Total Healthcare			22,145
Healthcare, Education and Childcare [0.8%]
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 08/24/28(B)		990	992
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
9.388%, CME Term SOFR + 4.000%, 01/31/28(B)		667	669
BVI Medical, Inc., Term B Loan, 1st Lien
7.448%, Euribor + 3.500%, 03/02/26(B)		1,000	939
CAB, Facility B, 1st Lien
7.477%, EURIBOR + 3.500%, 02/09/28(B)		1,000	1,051
Catalent Pharma Solutions, Inc., Dollar Term B-4 Loan, 1st Lien
8.356%, CME Term SOFR + 3.000%, 02/22/28(B)		500	500
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
7.952%, EURIBOR + 4.000%, 02/22/29(B)		2,000	2,202
Elsan SAS , Facility B5, 1st Lien
7.390%, EURIBOR + 3.350%, 06/16/28(B)		1,000	1,086
Envision Healthcare Corporation, Second Out Term Loan, 1st Lien
9.640%, CME Term SOFR + 4.250%, 03/31/27(B) (C)		362	62
Europa University Education Group, S.L.U., Facility B4, 1st Lien
8.499%, Euribor + 4.500%, 11/30/29(B)		1,000	1,091
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
9.106%, CME Term SOFR + 3.750%, 07/01/30(B)		796	795
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
10.706%, CME Term SOFR + 5.250%, 04/09/29(B)		708	692
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.860%, CME Term SOFR + 2.250%, 07/03/28(B)		577	578

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.860%, CME Term SOFR + 2.250%, 07/03/28(B)		$144	$144
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
8.706%, CME Term SOFR + 3.250%, 11/01/28(B)		907	844
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
9.198%, CME Term SOFR + 3.750%, 03/02/28(B)		13	12
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
9.198%, CME Term SOFR + 3.750%, 03/02/28(B)		642	581
Organon & Co., Dollar Term Loan, 1st Lien
8.472%, CME Term SOFR + 3.000%, 06/02/28(B)		1,646	1,647
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.250%, 03/03/28(B)		481	453
Star Parent, Inc., Term Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 09/27/30(B)		885	874
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
8.856%, CME Term SOFR + 3.500%, 12/19/30(B)		585	587
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.633%, CME Term SOFR + 5.250%, 03/02/27(B)		1,071	811
Total Healthcare, Education and Childcare			16,610
Home and Office Furnishings, Housewares and Durable Consumer Products [0.2%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.860%, CME Term SOFR + 4.250%, 05/17/28(B)		1,340	1,172
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
8.880%, CME Term SOFR + 3.500%, 02/26/29(B)		729	725
Optimus Bidco SA, Commitment, 2nd Lien
12.175%, EURIBOR + 8.250%, 09/25/26(B)		1,000	1,016

Description	Face Amount (000)(1)		Value (000)
Samsonite International S.A., New Initial Tranche B Term Loan, 1st Lien
8.106%, CME Term SOFR + 2.750%, 06/21/30(B)		$748	$748
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
8.720%, CME Term SOFR + 3.250%, 10/30/27(B)		878	765
Total Home and Office Furnishings, Housewares and Durable Consumer Products			4,426
Homebuilders/Materials/Construction [0.2%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
8.100%, EURIBOR + 3.925%, 04/12/28(B)		1,465	1,417
Tencate Grass, Term Loan, 1st Lien
8.293%, 10/21/28		1,000	1,096
Winterfell Financing S.a r.l., Facility B, 1st Lien
6.898%, 02/18/28	EUR	1,000	1,048
Total Homebuilders/Materials/Construction			3,561
Hotels, Leisure & Entertainment [0.2%]
EG Group Limited, Additional Term Facility (Tranche C) (EUR), 1st Lien
9.477%, Euribor + 4.000%, 02/07/28(B)		1,044	1,117
Pax Midco Spain, S.L.U., Facility B, 1st Lien
8.489%, EURIBOR + 4.750%, 06/07/26(B)	EUR	2,000	2,168
Sandy BidCo B.V., Facility B, 1st Lien
7.876%, EURIBOR + 4.000%, 09/15/28(B)		1,000	1,088
Total Hotels, Leisure & Entertainment			4,373
Hotels, Motels, Inns and Gaming [0.5%]
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
8.706%, CME Term SOFR + 3.250%, 02/06/30(B)		694	695
Flutter Entertainment plc, Term B Loan, 1st Lien
7.698%, CME Term SOFR + 2.250%, 11/25/30(B)		595	596

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Golden Entertainment, Inc., 2023 Refinancing Term B-1 Facility Loan, 1st Lien
8.206%, CME Term SOFR + 2.750%, 05/28/30(B)	$597	$596
HNVR Holdco Limited, Facility D, 1st Lien
9.230%, EURIBOR + 5.250%, 09/12/27(B)	1,000	1,101
Light and Wonder International, Inc., Initial Term B Loan, 1st Lien
8.465%, CME Term SOFR + 3.000%, 04/14/29(B)	1,289	1,291
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
9.598%, CME Term SOFR + 4.250%, 08/01/30(B)	435	436
Pilot Travel Centers LLC, Initial Tranche B Term Loan , 1st Lien
7.448%, CME Term SOFR + 2.000%, 08/04/28(B)	991	993
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
8.608%, CME Term SOFR + 3.250%, 01/05/29(B)	1,017	1,017
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
8.664%, CME Term SOFR + 3.250%, 04/04/29(B)	1,233	1,233
Travel + Leisure Co., 2022 Incremental Term Loan, 1st Lien
8.744%, CME Term SOFR + 3.250%, 12/14/29(B)	556	556
Wyndham Hotels & Resorts, Inc., 2023 Term B Loan, 1st Lien
0.000%, 12/14/29(G)	840	841
7.706%, CME Term SOFR + 2.250%, 05/24/30(B)	547	548
Wyndham Hotels & Resorts, Inc., Term Loan, 1st Lien
0.000%, 05/09/28(G)	1,000	1,074
Total Hotels, Motels, Inns and Gaming		10,977
Industrials [0.3%]
American Gaming, Term Loan, 1st Lien
9.540%, 02/09/29	493	493
Barnes Group Inc, Initial Term Loan
8.448%, 09/03/30	838	840
Euroports, Term Loan, 1st Lien
0.000%, 06/12/29(G)	1,000	1,079

Description	Face Amount (000)(1)	Value (000)
GFL Environmental, Term Loan
7.912%, CME Term SOFR + 0.000%, 05/31/27	$702	$703
Innio Group, Term Loan, 1st Lien
0.000%, 10/21/28(G)	1,000	1,103
Iron Mountain, Term Loan B, 1st Lien
7.607%, 12/06/30	530	530
Par Pacific, Term Loan B, 1st Lien
9.738%, 02/14/30	995	994
Total Industrials		5,742
Information Technology [0.3%]
Magenta Buyer, Term Loan, 1st Lien
13.895%, 07/27/29	110	42
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
9.098%, 07/28/28	992	951
Ultra Clean Holdings, Term Loan, 1st Lien
9.220%, 08/27/25(B)	1,850	1,851
Zacapa S.a r.l., Initial Term Loan (2022), 1st Lien
9.390%, CME Term SOFR + 4.250%, 02/10/29(B)	2,530	2,520
Total Information Technology		5,364
Insurance [0.2%]
Acrisure, LLC, 2023 Refinancing Term Loan, 1st Lien
9.888%, CME Term SOFR + 4.500%, 11/06/30(B)	500	500
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.706%, CME Term SOFR + 4.250%, 08/19/28(B)	1,302	1,296
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.720%, CME Term SOFR + 5.250%, 01/20/29(B)	1,000	940
Baldwin Risk Partners, LLC, Term B-1 Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 10/14/27(B)	499	498
Jones DesLauriers Insurance Management Inc., 2023 Refinancing Term Loan, 1st Lien
9.624%, CME Term SOFR + 4.250%, 03/15/30(B)	890	893
Total Insurance		4,127

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Leisure Products [0.0%]
Topgolf Callaway, Term Loan, 1st Lien
8.956%, 03/15/30		$504	$503
Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
9.220%, CME Term SOFR + 3.750%, 08/27/28(B)		723	724
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 09/29/28(B)		703	702
Recess Holdings, Inc., Term Loan, 1st Lien
9.388%, CME Term SOFR + 4.000%, 03/29/27(B)		285	286
Total Leisure, Amusement, Motion Pictures, Entertainment			1,712
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.2%]
ChampionX Corporation, Term B-1 Loan, 1st Lien
8.202%, CME Term SOFR + 3.250%, 05/13/29(B)		921	923
CPM Holdings, Inc., Initial Term Loan, 1st Lien
9.843%, CME Term SOFR + 4.500%, 09/28/28(B)		580	581
MKS Instruments, Inc., 2023-1 Dollar Term B Loan, 1st Lien
7.841%, CME Term SOFR + 2.500%, 08/17/29(B)		2,289	2,291
MKS Instruments, Inc., Term Loan, 1st Lien
6.843%, 08/17/29		988	1,087
Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			4,882
Manufacturing [0.1%]
Chart Industries, Term Loan
8.691%, 03/20/30		547	547

Description	Face Amount (000)(1)		Value (000)
Palex, Term Loan, 1st Lien
0.000%, 10/06/30(G)		$1,000	$1,095
Total Manufacturing			1,642
Manufacturing/Machinery/Industrial [0.5%]
Ammeraal Beltech, Term Loan, 1st Lien
8.972%, 12/29/28		1,500	1,651
BCP V Modular Services, Term Loan, 1st Lien
8.350%, 10/07/28		2,000	2,104
Delachaux Group, Term Loan B, 1st Lien
0.000%, 04/16/29(G)		1,000	1,101
Distributed Power Term Loan B
6.858%, EURIBOR + 3.500%, 10/03/25(B)	EUR	229	253
Platin2025 Acquisition S.a r.l., Facility B, 1st Lien
7.825%, EURIBOR + 3.900%, 11/19/28(B)		1,000	1,057
Roper Tech, Term Loan, 1st Lien
8.425%, 11/22/29		995	1,098
Rubix Group, Term Loan, 1st Lien
8.951%, 09/12/26		1,000	1,098
Shilton Bidco Limited, Facility B3
0.000%, 01/13/27(G)		1,000	1,104
Total Manufacturing/Machinery/Industrial			9,466
Media [0.1%]
WideOpenWest Finance, LLC, Term B Loan, 1st Lien
8.348%, CME Term SOFR + 3.000%, 12/20/28(B)		345	318
Zephyr Midco, Term Loan, 1st Lien
0.000%, 07/20/28(G)		1,000	1,251
Total Media			1,569
Mining, Steel, Iron and Nonprecious Metals [0.1%]
Arsenal AIC Parent LLC, Term B Loan, 1st Lien
9.856%, CME Term SOFR + 4.500%, 08/18/30(B)		1,035	1,038
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	1,011	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
9.456%, CME Term SOFR + 4.000%, 05/10/30(B)	$612	$610
Total Mining, Steel, Iron and Nonprecious Metals		1,648
Oil and Gas [0.4%]
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
9.108%, CME Term SOFR + 3.750%, 02/11/30(B)	746	747
Buckeye Partners, L.P., 2023 Tranche B-2 Term Loan, 1st Lien
7.856%, CME Term SOFR + 2.500%, 11/22/30(B)	715	717
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
9.706%, CME Term SOFR + 4.250%, 10/31/28(B)	1,167	1,166
GIP Pilot Acquisition Partners, L.P., Initial Term Loan, 1st Lien
8.388%, CME Term SOFR + 3.000%, 10/04/30(B)	235	235
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.955%, CME Term SOFR + 4.500%, 09/19/29(B)	822	823
Medallion Midland, Term Loan B, 1st Lien
8.864%, 10/18/28	565	567
New Fortress Energy, Cov-Lite Term Loan, 1st Lien
10.390%, 10/27/28	1,450	1,425
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1st Lien
8.710%, CME Term SOFR + 3.250%, 10/05/28(B)	1,399	1,401
Total Oil and Gas		7,081
Other [0.2%]
Aspire Bakeries, Term Loan, 1st Lien
9.607%, 12/13/30	510	510
Assytec, Term Loan, 1st Lien
0.000%, 09/28/27(G)	1,000	1,076
IVC EUR, Term Loan, 1st Lien
9.071%, 11/17/28	1,000	1,099

Description	Face Amount (000)(1)	Value (000)
New Weener, Term Loan, 1st Ien
0.000%, 11/16/28(G)	$1,000	$1,102
Total Other		3,787
Packaging / Paper / Forest Products [0.1%]
Ahlstrom-Munksjo Holding 3 Oy, Facility B (EUR), 1st Lien
7.675%, EURIBOR + 3.250%, 03/10/28(B)	1,000	1,087
Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loan, 1st Lien
8.956%, CME Term SOFR + 3.500%, 12/21/28(B)	838	841
Breitling Holdings S.a r.l., Facility B, 1st Lien
7.810%, EURIBOR + 3.925%, 10/25/28(B)	1,000	1,065
Total Personal and Non-Durable Consumer Products (Manufacturing Only)		1,906
Personal Transportation [0.2%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.427%, CME Term SOFR + 4.750%, 04/20/28(B)	2,025	2,078
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.770%, CME Term SOFR + 5.250%, 06/21/27(B)	1,647	1,701
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
9.166%, CME Term SOFR + 3.750%, 10/20/27(B)	848	867
Total Personal Transportation		4,646
Pharmaceuticals [0.5%]
Aenova, Term Loan
8.487%, 03/06/26	1,500	1,649
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2023 Incremental Euro Term Loan
9.252%, 08/17/26	1,500	1,658
Antigua Bidco Ltd, Term Loan, 1st Lien
7.955%, 08/07/26	1,000	1,101

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Financiere Verdi I SAS, 1st Lien
9.740%, 03/31/28		$1,000	$1,160
Nextpharma Holdings Ltd, Term Loan, 1st Lien
7.093%, 03/31/28		1,000	1,050
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
7.462%, Euribor + 3.500%, 08/21/26(B)		2,000	2,191
Organon & Co, Term Loan, 1st Lien
6.962%, 06/02/28		985	1,085
Stamina BidCo B.V., Facility B, 1st Lien
7.975%, EURIBOR + 4.000%, 11/02/28(B)		861	946
Total Pharmaceuticals			10,840
Printing, Publishing and Broadcasting [0.4%]
AppLovin Corporation, Amendment No. 9 Replacement Term Loan, 1st Lien
8.456%, CME Term SOFR + 3.100%, 08/19/30(B)		2,044	2,044
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
16.652%, LIBOR + 5.000%, 05/19/26(B)		718	359
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
8.355%, CME Term SOFR + 3.250%, 01/18/29(B)		992	994
LABL, Inc., Initial Euro Term Loan, 1st Lien
8.843%, EURIBOR + 5.000%, 10/29/28(B)		973	985
Magnite, Inc., Initial Term Loan, 1st Lien
10.929%, CME Term SOFR + 5.000%, 04/28/28(B)		936	936
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.507%, CME Term SOFR + 5.000%, 04/11/29(B)		545	497
Neptune BidCo US Inc., Euro Term B Loan, 1st Lien
8.983%, EURIBOR + 5.000%, 04/11/29(B)		995	1,024

Description	Face Amount (000)(1)		Value (000)
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
10.108%, CME Term SOFR + 4.500%, 12/04/26(B)		$794	$782
Total Printing, Publishing and Broadcasting			7,621
Publishing and Media-other [0.1%]
Infinitas Learn Cov-Lite Lien1
8.586%, 07/21/28		1,000	1,093
S4 Capital Lux, Term Loan, 1st Lien
7.597%, 07/31/28		1,000	1,025
Total Publishing and Media-other			2,118
Retail [0.1%]
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 12/28/24(B)		248	1
Belk,Inc., First-Out Loan, 1st Lien
15.000%, LIBOR + 7.500%, 07/31/25(B)		1,635	1,471
Total Retail			1,472
Retail (non-food/drug) [0.3%]
AL AS Adventure, Term Loan, 1st Lien
8.637%, 04/24/26		2,116	2,102
Peer Holding Iii B.V
7.222%, 11/27/26	EUR	2,000	2,205
THG Operations Holdings Limited, Facility B, 1st Lien
8.455%, 12/10/26	EUR	1,000	1,059
Total Retail (non-food/drug)			5,366
Retail and Wholesale [0.0%]
OverDrive/RBmedia, Cov-Lite Term Loan, 1st Lien
9.612%, 12/08/28		350	349
Retail Stores [0.1%]
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
9.106%, CME Term SOFR + 3.750%, 11/01/30(B)		1,500	1,503
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
10.902%, CME Term SOFR + 5.500%, 04/21/28(B)		325	326

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
10.391%, CME Term SOFR + 4.750%, 07/07/28(B)		$787	$36
Rising Tide Holdings, Inc., Initial Term Loan
13.922%, CME Term SOFR + 8.250%, 06/01/29(B)		249	3
0.000%, CME Term SOFR + 8.250%, 06/01/29(B) (G)		254	4
Rising Tide Holdings, Inc., Term Loan, 1st Lien
6.661%, 03/11/24		24	20
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		23	117
Total Retail Stores			2,009
Service [0.1%]
Pivotal Payments, Term Loan, 1st Lien
3.000%, 09/29/25		1,015	1,013
Services [0.8%]
Adtalem Global, Term Loan B, 1st Lien
9.470%, 08/12/28		1,444	1,445
American Public Education, Term Loan B, 1st Lien
10.963%, 03/29/27		759	751
Boels, Term Loan
7.112%, 02/06/27		862	951
Eagle Bidco Limited, Term Loan, 1st Lien
9.996%, 03/10/28		1,182	1,429
Franklin UK Midco Limited, New Facility B1, 1st Lien
9.357%, EURIBOR + 5.250%, 12/18/26(B)		598	646
Franklin UK Midco Limited, New Facility B2, 1st Lien
9.357%, EURIBOR + 5.250%, 12/18/26(B)		20	22
Franklin UK Midco Limited, New Facility B3, 1st Lien
9.357%, EURIBOR + 5.250%, 12/18/26(B)		231	250
Franklin UK Midco Limited, New Facility B4, 1st Lien
9.357%, EURIBOR + 5.250%, 12/18/26(B)		151	163
Kronosnet, Term Loan, 1st Lien
9.448%, 07/28/29		1,500	1,550

Description	Face Amount (000)(1)		Value (000)
Nielsen Consumer, Inc, Term Loan, 1st Lien
10.343%, 03/06/28		$1,998	$2,186
Oravel Stays, Term Loan B, 1st Lien
13.883%, 06/05/26		580	527
Sitel Group, Term Loan, 1st Lien
7.600%, 07/28/28		1,500	1,604
St. George's University Scholastic Services LLC, Term Loan B, 1st Lien
8.706%, 02/10/29		767	767
Villa Dutch Bidco, Term Loan, 1st Lien
9.118%, 03/01/30		1,500	1,645
Virgin Media, Term Loan, 1st Lien
8.492%, 01/31/27	GBP	1,000	1,260
WSH Term Loan
10.220%, 02/27/26	GBP	1,000	1,258
Total Services			16,454
Software and Service [0.1%]
Cloud Software Group, Inc, Term Loan A, 1st Lien
9.948%, 09/29/28		2,106	2,049
Technology [0.1%]
UST Holdings Ltd, Term Loan, 1st Lien
8.956%, 11/20/28		762	758
Virtusa, Term Loan, 1st Lien
9.220%, 02/11/28		1,243	1,243
Total Technology			2,001
Technology, Electronics, Software & IT [0.1%]
Colour Bidco (NGA UK) Term Loan B
11.016%, LIBOR + 5.250%, 11/22/24(B)	GBP	628	785
NGA Zellies, Term Loa, 1st Lien
0.000%, 12/15/28(G)		1,000	1,076
Polaris Newco LLC, Term Loan, 1st Lien
7.955%, 06/02/28		965	1,034
Total Technology, Electronics, Software & IT			2,895
Telecommunications [1.1%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.970%, CME Term SOFR + 5.500%, 09/01/27(B)		500	487

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Atlantic Broadband, Term Loan B, 1st Lien
0.000%, 09/18/30(G)		$460	$452
Ciena Corporation, Refinancing Term Loan (2020), 1st Lien
7.358%, LIBOR + 1.750%, 09/26/25		500	501
Circet Europe, Senior Facility B, 1st Lien
7.175%, EURIBOR + 3.250%, 10/13/28(B)		1,500	1,642
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.856%, CME Term SOFR + 3.500%, 12/11/26(B)		2,098	2,096
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
7.793%, CME Term SOFR + 2.250%, 01/31/28(B)		1,000	992
Creation Technologies Inc., Initial Term Loan, 1st Lien
11.176%, CME Term SOFR + 5.500%, 10/05/28(B)		903	876
Guardian US Holdco LLC, Initial Term Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 01/31/30(B)		776	778
Lorca Holdco Limited, Facility B, 1st Lien
8.104%, EURIBOR + 4.200%, 09/17/27(B)		2,500	2,756
Lumen Technologies Inc., Term B Loan, 1st Lien
7.720%, CME Term SOFR + 2.250%, 03/15/27(B)		1,058	723
Patagonia Holdco LLC, Amendment No.1 Term Loan, 1st Lien
11.116%, CME Term SOFR + 5.750%, 08/01/29(B)		723	655
Radiate Holdco, LLC, Amendment No. 6 Term B Loan, 1st Lien
8.720%, CME Term SOFR + 3.250%, 09/25/26(B)		1,783	1,421
UPC Broadband Holding B.V., Facility AY, 1st Lien
6.833%, EURIBOR + 3.000%, 01/31/29(B)		1,000	1,093
Virgin Media SFA, Term Loan, 1st Lien
8.492%, 11/15/27		1,000	1,259

Description	Face Amount (000)(1)		Value (000)
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
7.333%, Euribor + 3.500%, 10/15/31(B)		$1,000	$1,102
Voyage Digital (NZ) Limited, Initial U.S. Term Loan, 1st Lien
9.367%, CME Term SOFR + 4.000%, 05/11/29(B)		1,069	1,067
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
7.725%, EURIBOR + 4.000%, 11/19/28(B)		2,000	2,205
Zayo Group Holdings, Term Loan, 1st Lien
0.000%, 03/09/27(G)		992	922
Ziggo B.V., Term Loan H Facility, 1st Lien
6.928%, EURIBOR + 3.000%, 01/31/29(B)	EUR	2,000	2,146
Total Telecommunications			23,173
Transportation [0.0%]
Forward Air, Term Loan B, 1st Lien
0.000%, 09/30/30(G)		725	686
Transportation, Airlines & Distribution [0.0%]
Flint Group, Term Loan
0.000%, 12/31/27(G)		412	41
Utilities [0.3%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
9.213%, LIBOR + 3.750%, 10/02/25(B)		963	945
Generation Bridge Northeast, LLC, Term Loan B, 1st Lien
9.606%, CME Term SOFR + 4.250%, 08/22/29(B)		549	551
Lackawanna Energy Center LLC, Term B-2 Advance, 1st Lien
10.356%, CME Term SOFR + 5.000%, 08/06/29(B)		792	781
Lackawanna Energy Center LLC, Term C Advance, 1st Lien
10.356%, CME Term SOFR + 5.000%, 08/06/29(B)		171	169
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.869%, CME Term SOFR + 4.500%, 05/17/30(B)		391	393

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)/Shares		Value (000)
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
9.869%, CME Term SOFR + 4.500%, 05/17/30(B)		$318	$319
Traverse Midstream Partners LLC, Advance, 1st Lien
9.240%, CME Term SOFR + 3.750%, 02/16/28(B)		803	803
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
7.356%, CME Term SOFR + 2.000%, 12/20/30(B)		640	640
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.390%, CME Term SOFR + 5.750%, 06/22/26(B)		1,526	1,526
Total Utilities			6,127
Total Loan Participations
(Cost $355,639)			346,952
Non-Listed Business Development Companies [5.9%]
Financials [5.9%]
Golub Capital BDC 3 (J)		5,007,204	75,108
Golub Capital BDC 4 (J)		2,218,455	33,277
TCW Direct Lending LLC (J)		250	11,304
Total Financials			119,689
Total Non-Listed Business Development Companies
(Cost $119,282)			119,689
Note [4.5%]
City National Rochdale FIOF Investments (Ireland) Limited(H)		40,751	90,525
Total Note
(Cost $242,844)			90,525
Limited Partnership [3.0%]
NB Insurance-Linked Strategies Fund*		N/A	8,151
Oberland Capital Healthcare Solutions Co-Invest Offshore LP (J)		N/A	2,726
Oberland Capital Healthcare Solutions LP (J)		N/A	2,302

Description	Face Amount (000)(1)		Value (000)
Primary Wave Music IP Fund LP (J)		N/A	48,282
Total Limited Partnership
(Cost $58,548)			$61,461
Sovereign Debt [0.9%]
Angolan Government International Bond, MTN
8.000%, 11/26/29		3,050	2,705
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,735
Costa Rica Government International Bond
5.625%, 04/30/43		368	338
Dominican Republic International Bond
4.875%, 09/23/32		2,700	2,455
Ghana Government International Bond
8.625%, 04/07/34		578	250
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	4,038
Mexico Government International Bond, MTN
6.050%, 01/11/40		214	216
Senegal Government International Bond
6.250%, 05/23/33		6,050	5,397
Sri Lanka Government International Bond
7.850%, 03/14/29		560	279
7.550%, 03/28/30		424	211
Total Sovereign Debt
Cost ($18,476)			17,624
Convertible Bonds [0.3%]
Automotive [0.1%]
Li Auto
0.250%, 05/01/28		740	1,077
NIO
3.875%, 10/15/29(A)		500	531
Total Automotive			1,608
Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,197

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)/Shares		Value (000)
Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(C)	EUR	$380	$—
Entertainment & Gaming [0.1%]
Wynn Macau
4.500%, 03/07/29(A)		2,575	2,625
Hotels and Motels [0.0%]
H World Group
3.000%, 05/01/26		680	723
Total Convertible Bonds
Cost ($6,505)			6,153
Common Stock [0.2%]
Consumer Cyclical [0.1%]
TruKid *		232	579
Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—
Energy [0.0%]
BlackBrush Oil & Gas, L.P.		39,375	49
Financial Services [0.0%]
A'ayan Leasing & Investment KSCP		976,932	387
Financials [0.0%]
BCD Acquisition		1,000,000	—
Copper Property CTL Pass Through Trust		3,788	38
Total Financials			38
Health Care [0.0%]
Novartex (E)		180,000	28
Manufacturing [0.0%]
Vivarte (E)		6,000	1
Media Entertainment [0.0%]
iHeartMedia *		12,136	32
Oil Field Services [0.1%]
Superior Energy (E)		20,620	1,588

Description	Shares/Number of Warrants		Value (000)
Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *		3,039,550	$360
Summit Midstream Partners *		11,456	205
Total Oil, Gas & Consumable Fuels			565
Other [0.0%]
ESC GCBREGS Corp		4,750,000	—
Latina Offshore		65	—
Total Other			—
Retailers [0.0%]
Belk, Inc.		81	1
Rising Tide Holdings Inc		1,887	6
Total Retailers			7
Services [0.0%]
Wayne Services Legacy *		257	—
Technology [0.0%]
AS ADV Shares (E)		127,800	628
Lumileds *		4,241	2
Total Technology			630
Utilities [0.0%]
Longview Power LLC		64,904	860
Total Common Stock
(Cost $5,418)			4,764
Warrant [0.0%]
Altisource
Expires 06/21/24* (I)		7,176	26
Total Warrant
(Cost $–)			26
Preferred Stock [0.0%]
[0.0%]
Blackbrush Oil & Gas, LP		199	189
Total Preferred Stock
(Cost $54)			189

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Short-Term Investment [1.9%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.220%**	$37,816,055	$37,816
Total Short-Term Investment
(Cost $37,816)		37,816
Total Investments [102.5%]
(Cost $2,407,274)		$2,082,217

Percentages are based on net assets of $2,031,813 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $757,010 (000), representing 37.3% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Zero coupon security.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Unsettled bank loan, Interest rate not available.
(H)	Security is considered restricted. The total market value of such securities as of December 31, 2023 was $90,525 (000) and represented 4.5% of net assets of the Fund.
(I)	Strike Price is unavailable.

(J)	Unfunded Commitments as of December 31, 2023:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3	$75,108,058	$—	None	None
Golub Capital BDC 4	33,276,821	39,473,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	2,725,394	16,681,250	None	None
Oberland Capital Healthcare Solutions LP	2,302,259	15,715,097	None	None
Primary Wave Music IP Fund LP	48,282,334	4,340,896	None	None
TCW Direct Lending LLC	11,303,769	13,995,043	None	None
Total	$172,998,635	$90,205,465

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Collateralized Chicago Mercantile Exchange

CMTUSD6Y — 1 Year CMT (Monthly)

DAC — Designated Activity Company

EUAMDB01 — 1 Year EUR LIBOR

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint Stock Company

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

SA — Special Assessment

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

USD — United States Dollar

USSW5 — USD Swap Semi 30/360 5 Yr Curr

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bancorp	01/16/24	EUR	182,135	USD	196,436	$(4,744)
U.S. Bank	01/16/24	EUR	500	USD	551	(1)
U.S. Bank	01/16/24	USD	1,757	EUR	1,600	10
U.S. Bank	01/17/24	GBP	9,535	USD	11,936	(219)
U.S. Bank	01/17/24	EUR	140,580	USD	151,639	(3,647)
UBS	02/23/24	EUR	5,445	USD	5,942	(82)
						$(8,683)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(223)	Mar-2024	$(24,704)	$(25,175)	$(471)

CNR-QH-002-2800

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.8%]
Communication Services [6.3%]
AT&T	222,000	$3,725
Interpublic Group of	79,100	2,582
Verizon Communications	99,500	3,751
Total Communication Services		10,058
Consumer Discretionary [5.8%]
Ford Motor	194,600	2,372
Genuine Parts	14,800	2,050
H&R Block	33,700	1,630
Wendy's	76,000	1,480
Whirlpool	13,900	1,693
Total Consumer Discretionary		9,225
Consumer Staples [9.8%]
Altria Group	84,400	3,405
Coca-Cola	59,500	3,506
General Mills	44,200	2,879
Philip Morris International	34,800	3,274
Procter & Gamble	16,900	2,477
Total Consumer Staples		15,541
Energy [7.1%]
Chevron	28,200	4,206
Marathon Petroleum	19,900	2,953
Williams	118,700	4,134
Total Energy		11,293
Financials [25.5%](A)
Ares Capital	178,800	3,582
Cincinnati Financial	34,600	3,580
Citigroup	33,700	1,734
Citizens Financial Group	112,300	3,722
Eversource Energy	42,400	2,617
Fidelity National Financial	55,200	2,816
Fifth Third Bancorp	120,600	4,159
Franklin Resources	89,500	2,666
Hartford Financial Services Group	29,100	2,339
MetLife	57,700	3,816
Principal Financial Group	20,100	1,581
Regions Financial	137,800	2,671
Unum Group	35,400	1,601
US Bancorp	86,400	3,739
Total Financials		40,623
Health Care [4.0%]
AbbVie	16,200	2,510
Merck	23,800	2,595
Pfizer	42,700	1,229
Total Health Care		6,334
Industrials [4.9%]
Emerson Electric	30,400	2,959
Lockheed Martin	6,600	2,991
Watsco	3,900	1,671
Total Industrials		7,621

Description	Shares	Value (000)
Information Technology [5.8%]
Cisco Systems	43,500	$2,198
HP	52,400	1,577
IBM	22,300	3,647
Seagate Technology Holdings	19,500	1,664
Total Information Technology		9,086
Materials [6.4%]
International Paper	113,200	4,092
LyondellBasell Industries, Cl A	35,700	3,394
Sonoco Products	48,800	2,727
Total Materials		10,213
REITs [2.6%]
NNN REIT	41,700	1,797
Prologis	17,300	2,306
Total REITs		4,103
Utilities [20.6%]
American Electric Power	49,600	4,029
Dominion Energy	64,900	3,050
DTE Energy	28,300	3,120
Duke Energy	42,800	4,153
Entergy	38,900	3,936
FirstEnergy	78,300	2,871
NiSource	119,700	3,178
Public Service Enterprise Group	52,000	3,180
Sempra	38,600	2,885
WEC Energy Group	27,600	2,323
Total Utilities		32,725
Total Common Stock
(Cost $131,974)		156,822
Short-Term Investment [0.0%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.220%**	692	1
Total Short-Term Investment
(Cost $1)		1
Total Investments [98.8%]
(Cost $131,975)		$156,823

Percentages are based on net assets of $158,790 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2023.
(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

Cl — Class

REIT — Real Estate Investment Trust

CNR-QH-002-2800

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.2%]
Aerospace & Defense [1.2%]
Northrop Grumman	9,400	$4,400
Automobiles [1.8%]
Tesla *	26,047	6,472
Banks [2.7%]
JPMorgan Chase	58,700	9,985
Beverages [4.0%]
Anheuser-Busch InBev ADR	122,590	7,921
PepsiCo	38,600	6,556
Total Beverages		14,477
Biotechnology [5.5%]
Amgen	18,350	5,285
Gilead Sciences	89,000	7,210
Vertex Pharmaceuticals *	19,000	7,731
Total Biotechnology		20,226
Broadline Retail [3.5%]
Amazon.Com *	85,162	12,939
Capital Markets [2.0%]
CME Group, Cl A	14,000	2,948
S&P Global	9,430	4,154
Total Capital Markets		7,102
Chemicals [0.8%]
Linde	7,450	3,060
Commercial Services & Supplies [2.8%]
Cintas	17,200	10,366
Construction & Engineering [1.7%]
Quanta Services	27,825	6,005
Consumer Staples Distribution & Retail [3.7%]
Costco Wholesale	17,250	11,386
Walmart	14,250	2,247
Total Consumer Staples Distribution & Retail		13,633
Electric Utilities [1.4%]
NextEra Energy	85,562	5,197
Energy Equipment & Services [1.0%]
Schlumberger	69,000	3,591
Entertainment [2.7%]
Walt Disney	110,500	9,977
Financial Services [7.3%]
Berkshire Hathaway, Cl B *	21,400	7,633
Mastercard, Cl A	22,823	9,734
Visa, Cl A	36,133	9,407
Total Financial Services		26,774

Description	Shares	Value (000)
Ground Transportation [0.5%]
CSX	55,899	$1,938
Health Care Providers & Services [4.1%]
HCA Healthcare	10,650	2,883
UnitedHealth Group	22,890	12,051
Total Health Care Providers & Services		14,934
Hotels, Restaurants & Leisure [2.2%]
McDonald's	21,645	6,418
Starbucks	15,000	1,440
Total Hotels, Restaurants & Leisure		7,858
Insurance [0.7%]
Marsh & McLennan	13,900	2,634
Interactive Media & Services [3.9%]
Alphabet, Cl A *	101,150	14,130
IT Services [1.6%]
Accenture, Cl A	16,691	5,857
Life Sciences Tools & Services [1.7%]
Thermo Fisher Scientific	11,824	6,276
Machinery [3.0%]
Parker-Hannifin	7,150	3,294
Trane Technologies	30,780	7,507
Total Machinery		10,801
Oil, Gas & Consumable Fuels [2.6%]
EOG Resources	38,437	4,649
ExxonMobil	17,000	1,700
Occidental Petroleum	28,600	1,708
Pioneer Natural Resources	6,601	1,484
Total Oil, Gas & Consumable Fuels		9,541
Pharmaceuticals [1.0%]
Zoetis, Cl A	19,000	3,750
Semiconductors & Semiconductor Equipment [7.4%]
ASML Holding, Cl G	12,350	9,348
KLA	3,336	1,939
NVIDIA	13,900	6,884
NXP Semiconductors	39,200	9,003
Total Semiconductors & Semiconductor Equipment		27,174
Software [12.6%]
Adobe *	15,200	9,068
Microsoft	75,800	28,504
Roper Technologies	7,000	3,816
Salesforce *	17,200	4,526
Total Software		45,914
Specialized REITs [2.4%]
American Tower	19,300	4,167

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2023 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Equinix	5,600	$4,510
Total Specialized REITs		8,677
Specialty Retail [3.0%]
Home Depot	25,400	8,802
TJX	20,902	1,961
Total Specialty Retail		10,763
Technology Hardware, Storage & Peripherals [6.5%]
Apple	123,825	23,840
Water Utilities [0.8%]
American Water Works	22,183	2,928
Wireless Telecommunication Services [2.1%]
T-Mobile US	46,778	7,500
Total Common Stock
(Cost $177,666)		358,719
Short-Term Investment [1.3%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.220%**	4,859,534	4,860
Total Short-Term Investment
(Cost $4,860)		4,860
Total Investments [99.5%]
(Cost $182,526)		$363,579

Percentages are based on net assets of $365,271 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

CNR-QH-002-2800

CITY NATIONAL ROCHDALE FUNDS | PAGE 2